UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549
FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number	811-03706

AMERICAN CENTURY CALIFORNIA TAX-FREE AND MUNICIPAL FUNDS
(Exact name of registrant as specified in charter)

4500 MAIN STREET, KANSAS CITY, MISSOURI	64111
(Address of principal executive offices)	(Zip Code)

CHARLES A. ETHERINGTON, 4500 MAIN STREET KANSAS CITY, MISSOURI 64111
(Name and address of agent for service)

Registrant’s telephone number, including area code:	816-531-5575

Date of fiscal year end:	08-31

Date of reporting period:	11-30-2016

ITEM 1. SCHEDULE OF INVESTMENTS.

American Century Investments®
Quarterly Portfolio Holdings
California High-Yield Municipal Fund
November 30, 2016

California High-Yield Municipal - Schedule of Investments
NOVEMBER 30, 2016 (UNAUDITED)

	Shares/ Principal Amount ($)	Value ($)
MUNICIPAL SECURITIES — 98.5%
California — 97.6%
91 Express Lanes Toll Road Rev., 5.00%, 8/15/30	2,400,000	2,702,016
ABAG Finance Authority for Nonprofit Corps. Rev., (Jackson Laboratory), 5.00%, 7/1/37	2,000,000	2,148,860
ABAG Finance Authority for Nonprofit Corps. Rev., (Sharp Healthcare Obligated Group), 5.00%, 8/1/43	3,500,000	3,824,940
ABC Unified School District GO, Capital Appreciation, 0.00%, 8/1/21 (NATL)(1)	1,000,000	899,750
Alameda Community Facilities District Special Tax, 5.00%, 9/1/42	1,250,000	1,328,238
Alameda Corridor Transportation Authority Rev., 5.00%, 10/1/26	2,000,000	2,278,620
Alameda Corridor Transportation Authority Rev., 5.00%, 10/1/27 (AGM)	2,000,000	2,286,320
Alameda Corridor Transportation Authority Rev., 5.00%, 10/1/37	1,500,000	1,607,040
Alhambra Rev., (Atherton Baptist Homes), 7.50%, 1/1/20, Prerefunded at 100% of Par(2)	1,480,000	1,696,258
Antelope Valley Healthcare District Rev., 5.00%, 3/1/26	5,000,000	5,483,300
Antelope Valley Healthcare District Rev., 5.00%, 3/1/46	5,000,000	4,961,600
Antelope Valley-East Kern Water Agency Rev., 5.00%, 6/1/35	2,320,000	2,603,249
Bay Area Toll Authority Rev., 5.00%, 4/1/43	1,000,000	1,093,450
Bay Area Toll Authority Rev., VRDN, 1.25%, 12/1/16	1,450,000	1,449,492
Bay Area Toll Authority Rev., VRDN, 1.65%, 12/1/16	2,500,000	2,502,675
Bay Area Toll Authority Rev., VRDN, 1.80%, 12/1/16	1,000,000	1,005,060
Beaumont Financing Authority Special Tax, 6.875%, 9/1/36	1,050,000	1,054,494
Beaumont Unified School District GO, Capital Appreciation, 0.00%, 8/1/40 (AGM)(1)	2,000,000	668,740
Berryessa Union School District GO, Capital Appreciation, 0.00%, 8/1/21 (AGM)(1)	1,190,000	1,062,218
Berryessa Union School District GO, Capital Appreciation, 0.00%, 8/1/22 (AGM)(1)	1,220,000	1,043,429
Berryessa Union School District GO, Capital Appreciation, 0.00%, 8/1/23 (AGM)(1)	1,000,000	818,000
California County Tobacco Securitization Agency Rev., (Alameda County Tobacco Securitization Corp.), 0.00%, 6/1/50(1)	22,520,000	2,018,918
California County Tobacco Securitization Agency Rev., (Los Angeles County Securitization Corp.), 5.65%, 6/1/41	1,500,000	1,524,780
California Educational Facilities Authority Rev., (Chapman University), 5.00%, 4/1/25	715,000	824,610
California Educational Facilities Authority Rev., (Chapman University), 5.00%, 4/1/31 (GA: Brandman University)	1,820,000	1,993,264
California Educational Facilities Authority Rev., (Pepperdine University), 5.00%, 9/1/33	2,000,000	2,222,100
California Educational Facilities Authority Rev., (University of Redlands), 5.00%, 10/1/34	1,000,000	1,100,130
California Educational Facilities Authority Rev., (University of Redlands), 3.50%, 10/1/35	800,000	746,792
California Health Facilities Financing Authority Rev., (Adventist Health System/West Obligated Group), 4.00%, 3/1/24	2,250,000	2,450,745
California Health Facilities Financing Authority Rev., (Adventist Health System/West Obligated Group), 4.00%, 3/1/25	250,000	272,195
California Health Facilities Financing Authority Rev., (Adventist Health System/West Obligated Group), 4.00%, 3/1/39	4,615,000	4,341,977
California Health Facilities Financing Authority Rev., (Cedars-Sinai Medical Center), 5.00%, 8/15/19, Prerefunded at 100% of Par(2)	2,000,000	2,190,100
California Health Facilities Financing Authority Rev., (Children's Hospital of Orange County), 6.50%, 11/1/38 (GA: Children's Healthcare of California)	3,000,000	3,364,590
California Health Facilities Financing Authority Rev., (Dignity Health Obligated Group), 6.00%, 7/1/39	4,300,000	4,694,869
California Health Facilities Financing Authority Rev., (Lucile Salter Packard Children's Hospital at Stanford Obligated Group), 5.00%, 8/15/26	1,020,000	1,147,337
California Health Facilities Financing Authority Rev., (Providence St. Joseph Health Obligated Group), 6.50%, 10/1/18, Prerefunded at 100% of Par(2)	1,000,000	1,097,390
California Health Facilities Financing Authority Rev., (Providence St. Joseph Health Obligated Group), 5.00%, 7/1/37	445,000	486,683
California Health Facilities Financing Authority Rev., (Providence St. Joseph Health Obligated Group), 5.00%, 10/1/38	2,000,000	2,224,240
California Health Facilities Financing Authority Rev., (Providence St. Joseph Health Obligated Group), VRDN, 5.00%, 10/18/22	2,200,000	2,513,390
California Health Facilities Financing Authority Rev., (Scripps Health Obligated Group), 5.50%, 10/1/20	1,500,000	1,613,415

California Health Facilities Financing Authority Rev., (Sutter Health Obligated Group), 5.25%, 8/15/31	2,030,000	2,284,115
California Health Facilities Financing Authority Rev., (Sutter Health Obligated Group), 4.00%, 11/15/41	5,000,000	4,853,750
California Health Facilities Financing Authority Rev., (Sutter Health Obligated Group), 5.00%, 8/15/43	2,880,000	3,118,493
California Infrastructure & Economic Development Bank Rev., (Colburn School), VRDN, 1.55%, 12/1/16	2,190,000	2,203,425
California Infrastructure & Economic Development Bank Rev., (Museum Associates), VRDN, 2.16%, 12/1/16	1,000,000	1,008,120
California Infrastructure & Economic Development Bank Rev., (Pacific Gas & Electric Co.), VRDN, 0.58%, 12/1/16 (LOC: Union Bank N.A.)	2,950,000	2,950,000
California Infrastructure & Economic Development Bank Rev., (Pacific Gas & Electric Co.), VRDN, 0.58%, 12/1/16 (LOC: Union Bank N.A.)	14,030,000	14,030,000
California Mobilehome Park Financing Authority Rev., (Millennium Housing of California), 5.50%, 12/15/41	2,000,000	2,001,440
California Municipal Finance Authority COP, (Community Hospitals of Central California Obligated Group), 5.50%, 2/1/39	1,450,000	1,542,191
California Municipal Finance Authority Rev., (American Heritage Education Foundation), 5.00%, 6/1/36	1,000,000	1,052,660
California Municipal Finance Authority Rev., (American Heritage Education Foundation), 5.00%, 6/1/46	1,000,000	1,040,790
California Municipal Finance Authority Rev., (Azusa Pacific University), 8.00%, 4/1/21, Prerefunded at 100% of Par(2)	3,335,000	4,180,189
California Municipal Finance Authority Rev., (Azusa Pacific University), 5.00%, 4/1/41	1,860,000	1,941,691
California Municipal Finance Authority Rev., (Biola University, Inc.), 5.875%, 10/1/34	1,000,000	1,047,690
California Municipal Finance Authority Rev., (Bowles Hall Foundation), 5.00%, 6/1/50	1,750,000	1,809,325
California Municipal Finance Authority Rev., (Caritas Affordable Housing, Inc.), 5.00%, 8/15/20	600,000	663,444
California Municipal Finance Authority Rev., (Caritas Affordable Housing, Inc.), 5.00%, 8/15/22	360,000	406,588
California Municipal Finance Authority Rev., (Community Hospitals of Central California Obligated Group), 5.00%, 2/1/46	3,615,000	3,805,366
California Municipal Finance Authority Rev., (Creative Center of Los Altos), 4.00%, 11/1/26(3)	625,000	605,550
California Municipal Finance Authority Rev., (Creative Center of Los Altos), 4.00%, 11/1/36(3)	1,400,000	1,239,210
California Municipal Finance Authority Rev., (Creative Center of Los Altos), 4.50%, 11/1/46(3)	1,600,000	1,402,416
California Municipal Finance Authority Rev., (Northbay Healthcare Group Obligated Group), 5.00%, 11/1/24	1,000,000	1,125,000
California Municipal Finance Authority Rev., (Northbay Healthcare Group Obligated Group), 5.00%, 11/1/25	1,000,000	1,124,490
California Municipal Finance Authority Rev., (Northbay Healthcare Group Obligated Group), 5.00%, 11/1/26	500,000	560,670
California Municipal Finance Authority Rev., (Northbay Healthcare Group Obligated Group), 5.00%, 11/1/35	350,000	368,687
California Municipal Finance Authority Rev., (Northbay Healthcare Group Obligated Group), 5.00%, 11/1/40	500,000	523,950
California Municipal Finance Authority Rev., (Northbay Healthcare Group Obligated Group), 5.00%, 11/1/44	300,000	313,959
California Municipal Finance Authority Rev., (Nova Academy), 5.00%, 6/15/36(3)	1,825,000	1,712,361
California Municipal Finance Authority Rev., (Nova Academy), 5.00%, 6/15/46(3)	2,425,000	2,206,944
California Municipal Finance Authority Rev., (Santa Rosa Academy LLC), 5.125%, 7/1/35(3)	905,000	917,507
California Municipal Finance Authority Rev., (Santa Rosa Academy LLC), 5.375%, 7/1/45(3)	1,400,000	1,426,922
California Municipal Finance Authority Rev., (Touro College and University System Obligated Group), 5.25%, 1/1/34	950,000	998,897
California Municipal Finance Authority Rev., (Touro College and University System Obligated Group), 5.25%, 1/1/40	1,750,000	1,820,630
California Pollution Control Financing Authority Rev., (Poseidon Resources Channelside LP), 5.00%, 11/21/45(3)	3,165,000	3,165,633
California School Finance Authority Rev., (52nd & Crenshaw LLC), 6.00%, 10/1/49	700,000	736,687
California School Finance Authority Rev., (Alliance for College Ready Public Schools Obligated Group), 5.00%, 7/1/45(3)	5,000,000	5,188,600
California School Finance Authority Rev., (Aspire Public Schools Obligated Group), 5.00%, 8/1/27(3)	500,000	542,555
California School Finance Authority Rev., (Aspire Public Schools Obligated Group), 5.00%, 8/1/28(3)	685,000	738,581
California School Finance Authority Rev., (Aspire Public Schools Obligated Group), 5.00%, 8/1/29(3)	795,000	852,351
California School Finance Authority Rev., (Aspire Public Schools Obligated Group), 5.00%, 8/1/30(3)	400,000	426,144
California School Finance Authority Rev., (Aspire Public Schools Obligated Group), 5.00%, 8/1/31(3)	500,000	530,055
California School Finance Authority Rev., (Aspire Public Schools Obligated Group), 5.00%, 8/1/40(3)	1,000,000	1,038,710
California School Finance Authority Rev., (Aspire Public Schools Obligated Group), 5.00%, 8/1/46(3)	1,000,000	1,033,620
California School Finance Authority Rev., (Downtown College Prep Obligated Group), 4.00%, 6/1/26(3)	1,265,000	1,212,743
California School Finance Authority Rev., (Downtown College Prep Obligated Group), 4.50%, 6/1/31(3)	1,000,000	946,880
California School Finance Authority Rev., (Downtown College Prep Obligated Group), 5.00%, 6/1/46(3)	2,325,000	2,166,551
California School Finance Authority Rev., (Downtown College Prep Obligated Group), 5.00%, 6/1/51(3)	2,000,000	1,846,140

California School Finance Authority Rev., (Encore Education Obligated Group), 5.00%, 6/1/42(3)	2,010,000	1,775,393
California School Finance Authority Rev., (Encore Education Obligated Group), 5.00%, 6/1/52(3)	2,190,000	1,866,931
California School Finance Authority Rev., (Green Dot Public Schools Obligated Group), 5.00%, 8/1/45(3)	3,500,000	3,684,345
California School Finance Authority Rev., (Kipp Schools), 4.125%, 7/1/24	475,000	487,830
California School Finance Authority Rev., (Kipp Schools), 5.00%, 7/1/34	500,000	525,980
California School Finance Authority Rev., (Kipp Schools), 5.125%, 7/1/44	700,000	734,118
California School Finance Authority Rev., (Kipp Schools), 5.00%, 7/1/45(3)	1,650,000	1,712,238
California School Finance Authority Rev., (Launchpad Development Obligated Group), 5.00%, 6/1/21(3)	400,000	419,764
California School Finance Authority Rev., (Launchpad Development Obligated Group), 5.00%, 6/1/26(3)	500,000	514,810
California School Finance Authority Rev., (Launchpad Development Obligated Group), 5.00%, 6/1/31(3)	870,000	868,225
California School Finance Authority Rev., (Launchpad Development Obligated Group), 5.00%, 6/1/36(3)	1,000,000	963,800
California School Finance Authority Rev., (Launchpad Development Obligated Group), 5.00%, 6/1/46(3)	2,100,000	1,962,093
California State Public Works Board Rev., 5.00%, 3/1/17	1,000,000	1,010,280
California State Public Works Board Rev., 4.00%, 11/1/17	1,235,000	1,267,728
California State Public Works Board Rev., 5.00%, 4/1/25	1,500,000	1,702,455
California State Public Works Board Rev., 5.75%, 10/1/30	2,000,000	2,206,300
California State Public Works Board Rev., 5.75%, 10/1/31	1,000,000	1,157,510
California State Public Works Board Rev., 5.00%, 12/1/31	975,000	1,091,883
California State Public Works Board Rev., 6.00%, 3/1/35	1,250,000	1,408,425
California State Public Works Board Rev., 5.00%, 4/1/37	5,465,000	6,017,020
California State Public Works Board Rev., 5.00%, 11/1/38	2,350,000	2,607,560
California State Public Works Board Rev., 5.00%, 9/1/39	7,000,000	7,762,370
California Statewide Communities Development Authority Rev., (899 Charleston LLC), 5.25%, 11/1/44	1,500,000	1,566,075
California Statewide Communities Development Authority Rev., (Adventist Health System/West Obligated Group), 5.00%, 3/1/35	1,785,000	1,983,046
California Statewide Communities Development Authority Rev., (American Baptist Homes of the West Obligated Group), 5.00%, 10/1/43 (GA: American Baptist Homes Foundation)	1,200,000	1,263,120
California Statewide Communities Development Authority Rev., (American Baptist Homes of the West Obligated Group), 5.00%, 10/1/45	2,400,000	2,533,128
California Statewide Communities Development Authority Rev., (be.group), 7.25%, 11/15/41(3)	2,500,000	2,775,375
California Statewide Communities Development Authority Rev., (California Baptist University), 5.50%, 11/1/38	7,000,000	7,044,590
California Statewide Communities Development Authority Rev., (CHF-Irvine LLC), 3.50%, 5/15/36	5,735,000	4,913,633
California Statewide Communities Development Authority Rev., (CHF-Irvine LLC), 5.00%, 5/15/40	1,000,000	1,051,530
California Statewide Communities Development Authority Rev., (Collis P and Howard Huntington Memorial Hospital Obligated Group), 5.00%, 7/1/34	1,500,000	1,611,480
California Statewide Communities Development Authority Rev., (Collis P and Howard Huntington Memorial Hospital Obligated Group), 5.00%, 7/1/44	2,760,000	2,918,617
California Statewide Communities Development Authority Rev., (Cottage Health System Obligated Group), 5.25%, 11/1/30	1,250,000	1,361,937
California Statewide Communities Development Authority Rev., (Episcopal Communities & Services for Seniors), 5.00%, 5/15/42	1,500,000	1,580,400
California Statewide Communities Development Authority Rev., (Henry Mayo Newhall Memorial Hospital), 5.25%, 10/1/43 (AGM)	1,000,000	1,094,580
California Statewide Communities Development Authority Rev., (Independence Support LLC), 7.00%, 6/1/45	7,000,000	5,672,800
California Statewide Communities Development Authority Rev., (John Muir Health), 5.00%, 8/15/46	1,125,000	1,210,961
California Statewide Communities Development Authority Rev., (Kaiser Credit Group), 5.00%, 4/1/42	6,000,000	6,562,620
California Statewide Communities Development Authority Rev., (Lancer Educational Housing LLC), 5.625%, 6/1/17, Prerefunded at 102% of Par(2)	2,500,000	2,608,825
California Statewide Communities Development Authority Rev., (Lancer Educational Housing LLC), 5.00%, 6/1/46(3)	3,500,000	3,237,395
California Statewide Communities Development Authority Rev., (Loma Linda University Medical Center Obligated Group), 5.00%, 12/1/26(3)	1,000,000	1,080,870
California Statewide Communities Development Authority Rev., (Loma Linda University Medical Center Obligated Group), 5.00%, 12/1/36(3)	1,000,000	1,004,510

California Statewide Communities Development Authority Rev., (Loma Linda University Medical Center Obligated Group), 5.00%, 12/1/41(3)	1,000,000	1,000,750
California Statewide Communities Development Authority Rev., (Loma Linda University Medical Center Obligated Group), 5.25%, 12/1/44	5,000,000	5,068,450
California Statewide Communities Development Authority Rev., (Loma Linda University Medical Center Obligated Group), 5.00%, 12/1/46(3)	3,000,000	2,981,520
California Statewide Communities Development Authority Rev., (Loma Linda University Medical Center Obligated Group), 5.25%, 12/1/56(3)	8,250,000	8,360,880
California Statewide Communities Development Authority Rev., (Los Angeles Jewish Home for the Aging Obligated Group), 3.00%, 8/1/21 (GA: Jewish Home Foundation/California Mortgage Insurance)	1,300,000	1,301,092
California Statewide Communities Development Authority Rev., (Redlands Community Hospital), 4.00%, 10/1/41	6,500,000	5,715,515
California Statewide Communities Development Authority Rev., (Southern California Edison Co.), VRDN, 1.375%, 4/2/18	4,350,000	4,356,873
California Statewide Communities Development Authority Rev., (Sutter Health Obligated Group), 5.05%, 8/15/38 (AGM)	1,650,000	1,717,336
California Statewide Communities Development Authority Rev., (Trinity Health Corp. Obligated Group), 5.00%, 12/1/41	1,100,000	1,210,077
California Statewide Communities Development Authority Special Assessment, 2.70%, 9/2/22	345,000	338,611
California Statewide Communities Development Authority Special Assessment, 3.00%, 9/2/23	355,000	349,267
California Statewide Communities Development Authority Special Assessment, 3.00%, 9/2/24	365,000	358,408
California Statewide Communities Development Authority Special Assessment, 5.00%, 9/2/35	1,920,000	2,045,933
California Statewide Communities Development Authority Special Assessment, 5.00%, 9/2/45	3,810,000	4,028,275
California Statewide Communities Development Authority Special Tax, 5.00%, 9/1/36	1,000,000	1,070,890
California Statewide Communities Development Authority Special Tax, 5.00%, 9/1/37	4,515,000	4,824,729
California Statewide Communities Development Authority Special Tax, 5.00%, 9/1/45	1,500,000	1,585,920
Capistrano Unified School District Special Tax, 3.20%, 9/1/44	1,630,000	1,299,534
Capistrano Unified School District Special Tax, 4.00%, 9/1/46	3,000,000	2,769,060
Carson Redevelopment Agency Successor Agency Tax Allocation, 7.00%, 10/1/36	2,000,000	2,261,000
Cathedral City Redevelopment Agency Successor Agency Tax Allocation, 5.00%, 8/1/29 (AGM)	1,250,000	1,395,662
Cathedral City Redevelopment Agency Successor Agency Tax Allocation, 5.00%, 8/1/30 (AGM)	1,315,000	1,454,995
Cathedral City Redevelopment Agency Successor Agency Tax Allocation, 5.00%, 8/1/31 (AGM)	1,380,000	1,521,050
Chaffey Joint Union High School District GO, 5.00%, 8/1/32	2,000,000	2,240,080
Chula Vista Rev., (San Diego Gas & Electric Co.), 5.875%, 1/1/34	1,000,000	1,090,000
Clovis Unified School District GO, 5.00%, 8/1/38	3,000,000	3,331,380
Corona-Norco Unified School District Special Tax, 4.00%, 9/1/45	2,000,000	1,848,600
Del Mar Race Track Authority Rev., 5.00%, 10/1/29	1,010,000	1,075,781
Del Mar Race Track Authority Rev., 5.00%, 10/1/35	2,000,000	2,121,560
Dixon Special Tax, 5.00%, 9/1/45	4,780,000	5,053,798
Duarte Unified School District GO, Capital Appreciation, 0.00%, 11/1/23 (AGM)(1)	1,150,000	937,135
Eastern Municipal Water District Special Tax, 5.00%, 9/1/36	3,575,000	3,877,481
El Dorado County Special Tax, 5.00%, 9/1/27	1,055,000	1,186,907
El Dorado County Special Tax, 5.00%, 9/1/29	1,225,000	1,358,905
El Dorado County Special Tax, 5.00%, 9/1/30	1,325,000	1,459,169
El Dorado County Special Tax, 5.00%, 9/1/31	1,280,000	1,401,946
El Dorado County Special Tax, 5.00%, 9/1/32	1,355,000	1,474,877
El Dorado County Special Tax, 4.00%, 9/1/46	2,350,000	2,154,621
Elk Grove Finance Authority Special Tax, 4.00%, 9/1/22	1,310,000	1,386,032
Elk Grove Finance Authority Special Tax, 4.00%, 9/1/24	1,705,000	1,791,904
Elk Grove Finance Authority Special Tax, 4.00%, 9/1/26	2,140,000	2,224,081
Elk Grove Finance Authority Special Tax, 5.00%, 9/1/46	3,500,000	3,684,695
Elsinore Valley Municipal Water District COP, VRDN, 0.52%, 12/7/16 (LOC: Bank of America N.A.)	1,200,000	1,200,000
Emeryville Redevelopment Agency Successor Agency Tax Allocation, 5.00%, 9/1/31 (AGM)	590,000	657,236
Emeryville Redevelopment Agency Successor Agency Tax Allocation, 5.00%, 9/1/34 (AGM)	1,000,000	1,101,030
Escondido Joint Powers Financing Authority Rev., 5.00%, 9/1/31	1,355,000	1,503,603

Foothill-De Anza Community College District GO, Capital Appreciation, 0.00%, 8/1/21 (NATL)(1)	3,000,000	2,698,020
Foothill-Eastern Transportation Corridor Agency Rev., Capital Appreciation, 0.00%, 1/15/24(4)	2,200,000	1,718,266
Foothill-Eastern Transportation Corridor Agency Rev., Capital Appreciation, 0.00%, 1/15/42(1)	6,000,000	1,724,820
Foothill-Eastern Transportation Corridor Agency Rev., 6.50%, 1/15/43	4,000,000	4,557,240
Foothill-Eastern Transportation Corridor Agency Rev., 6.00%, 1/15/49	27,500,000	30,851,975
Foothill-Eastern Transportation Corridor Agency Rev., VRDN, 5.50%, 1/15/23	3,750,000	4,255,125
Fremont Community Facilities District No. 1 Special Tax, 5.00%, 9/1/40	3,000,000	3,183,120
Fremont Community Facilities District No. 1 Special Tax, 5.00%, 9/1/45	2,000,000	2,114,560
Golden State Tobacco Securitization Corp. Rev., 4.50%, 6/1/27	4,650,000	4,567,183
Golden State Tobacco Securitization Corp. Rev., 5.00%, 6/1/29	1,500,000	1,682,565
Golden State Tobacco Securitization Corp. Rev., 5.00%, 6/1/33	3,000,000	2,721,480
Golden State Tobacco Securitization Corp. Rev., 5.30%, 6/1/37	7,000,000	6,467,440
Golden State Tobacco Securitization Corp. Rev., Capital Appreciation, 0.00%, 6/1/47(1)	20,000,000	1,542,200
Golden State Tobacco Securitization Corp. Rev., 5.125%, 6/1/47	15,400,000	13,220,900
Golden State Tobacco Securitization Corp. Rev., 5.75%, 6/1/47	5,000,000	4,575,200
Hayward Area Recreation and Park District COP, 5.125%, 1/1/39	1,500,000	1,637,985
Hayward Unified School District GO, 4.00%, 8/1/17 (AGM)	1,650,000	1,682,736
Hemet Unified School District Financing Authority Special Tax, 5.00%, 9/1/34	350,000	371,172
Hemet Unified School District Financing Authority Special Tax, 5.00%, 9/1/39	2,100,000	2,203,068
Hesperia Special Tax, 5.00%, 9/1/29	1,060,000	1,154,319
Hesperia Special Tax, 5.00%, 9/1/35	2,690,000	2,862,106
Hesperia Public Financing Authority Tax Allocation, 5.50%, 9/1/32 (XLCA)	3,000,000	3,035,070
Hesperia Public Financing Authority Tax Allocation, 5.50%, 9/1/37 (XLCA)	2,025,000	2,046,262
Huntington Beach Community Facilities District Special Tax, 5.375%, 9/1/33	1,700,000	1,841,202
Independent Cities Finance Authority Rev., (Augusta Communities LLC), 5.00%, 5/15/39	2,500,000	2,679,675
Independent Cities Finance Authority Rev., (Millennium Housing Corp.), 5.00%, 9/15/36	1,000,000	1,033,710
Independent Cities Finance Authority Rev., (Millennium Housing Corp.), 5.00%, 9/15/36	1,500,000	1,558,395
Independent Cities Finance Authority Rev., (Millennium Housing LLC), 6.75%, 8/15/46	2,500,000	2,855,525
Independent Cities Finance Authority Rev., (Millennium Housing LLC), 5.00%, 10/15/47	4,000,000	4,258,880
Independent Cities Finance Authority Rev., (Millennium Housing of California), 5.70%, 11/15/17, Prerefunded at 100% of Par(2)	3,430,000	3,586,751
Inland Valley Development Agency Tax Allocation, 5.25%, 9/1/37	1,110,000	1,224,441
Inland Valley Development Agency Tax Allocation, 5.00%, 9/1/44	2,680,000	2,882,045
Irvine Special Assessment, 5.00%, 9/2/24	700,000	786,695
Irvine Special Assessment, 5.00%, 9/2/26	600,000	669,120
Irvine Special Assessment, 5.00%, 9/2/29	700,000	763,966
Irvine Special Assessment, 5.00%, 9/2/30	350,000	379,785
Irvine Special Assessment, 5.00%, 9/2/42	1,500,000	1,589,325
Irvine Special Assessment, VRDN, 0.55%, 12/1/16 (LOC: State Street Bank & Trust Co.)	1,500,000	1,500,000
Irvine Special Assessment, VRDN, 0.55%, 12/1/16 (LOC: State Street Bank & Trust Co.)	3,700,000	3,700,000
Irvine Special Assessment, VRDN, 0.55%, 12/1/16 (LOC: U.S. Bank N.A.)	3,500,000	3,500,000
Irvine Special Tax, 5.00%, 9/1/39	1,000,000	1,045,220
Irvine Special Tax, 5.00%, 9/1/44	500,000	520,940
Irvine Special Tax, 4.00%, 9/1/45	7,500,000	6,978,150
Irvine Special Tax, 5.00%, 9/1/49	4,500,000	4,684,770
Irvine Unified School District Special Tax, 6.70%, 9/1/35	515,000	571,238
Jurupa Community Services District Special Tax, 8.875%, 9/1/18, Prerefunded at 100% of Par(2)	2,000,000	2,267,760
Jurupa Community Services District Special Tax, 5.00%, 9/1/37	250,000	263,595
Jurupa Community Services District Special Tax, 5.00%, 9/1/40	1,605,000	1,712,086
Jurupa Community Services District Special Tax, 5.00%, 9/1/42	1,000,000	1,049,480

Jurupa Public Financing Authority Special Tax, 5.00%, 9/1/31	1,100,000	1,219,801
Jurupa Public Financing Authority Special Tax, 5.00%, 9/1/42	1,000,000	1,072,240
Kaweah Delta Health Care District Rev., 4.00%, 6/1/45	5,010,000	4,655,492
La Verne COP, (Brethren Hillcrest Homes), 5.00%, 5/15/36	1,100,000	1,140,909
Lake Elsinore Special Tax, 4.00%, 9/1/46	4,480,000	4,142,074
Lake Elsinore Public Financing Authority Special Tax, 5.00%, 9/1/40	2,380,000	2,502,665
Lammersville Joint Unified School District Special Tax, 6.00%, 9/1/43	1,250,000	1,439,312
Long Beach Bond Finance Authority Rev., 5.50%, 11/15/37 (GA: Merrill Lynch & Co.)	1,150,000	1,337,588
Long Beach Marina System Rev., 5.00%, 5/15/45	5,245,000	5,529,594
Los Alamitos Unified School District COP, Capital Appreciation, 0.00%, 8/1/24(4)	1,300,000	1,056,731
Los Angeles Community Facilities District Special Tax, 6.40%, 9/1/22	880,000	888,131
Los Angeles County COP, 5.00%, 3/1/23	1,000,000	1,148,870
Los Angeles County Regional Financing Authority Rev., (MonteCedro, Inc.), 3.00%, 11/15/21 (California Mortgage Insurance)	180,000	180,261
Los Angeles County Schools COP, 4.00%, 6/1/18 (AGM)	1,650,000	1,714,284
Los Angeles County Schools COP, 5.00%, 6/1/19 (AGM)	1,200,000	1,297,548
Los Angeles County Schools COP, 5.00%, 6/1/20 (AGM)	1,305,000	1,438,971
Los Angeles County Schools COP, 5.00%, 6/1/21 (AGM)	1,895,000	2,117,966
Los Angeles Department of Water & Power Rev., 5.00%, 7/1/30	3,500,000	3,966,865
Los Angeles Department of Water & Power Rev., VRDN, 0.50%, 12/1/16 (SBBPA: Bank of America N.A.)	3,400,000	3,400,000
Los Angeles Department of Water & Power Rev., VRDN, 0.50%, 12/1/16 (SBBPA: Citibank N.A.)	5,600,000	5,600,000
Los Angeles Unified School District COP, 5.00%, 10/1/29	350,000	394,342
Los Angeles Unified School District GO, 5.00%, 7/1/18	3,335,000	3,538,368
Los Angeles Unified School District GO, 5.00%, 7/1/24	3,430,000	3,892,467
Los Angeles Unified School District GO, 5.00%, 7/1/30	1,155,000	1,314,020
M-S-R Energy Authority Rev., 7.00%, 11/1/34 (GA: Citigroup, Inc.)	1,700,000	2,241,399
M-S-R Energy Authority Rev., 6.50%, 11/1/39 (GA: Citigroup, Inc.)	4,000,000	5,163,680
Menifee Union School District Public Financing Authority Special Tax, 5.00%, 9/1/26	755,000	846,967
Menifee Union School District Public Financing Authority Special Tax, 4.00%, 9/1/27	420,000	430,483
Menifee Union School District Public Financing Authority Special Tax, 5.00%, 9/1/28	325,000	360,084
Modesto Irrigation District COP, 6.00%, 4/1/19, Prerefunded at 100% of Par(2)	880,000	973,025
Modesto Irrigation District COP, 6.00%, 10/1/39	2,120,000	2,310,779
Montebello Community Redevelopment Agency Successor Agency Tax Allocation, 8.10%, 3/1/18, Prerefunded at 100% of Par(2)	2,000,000	2,174,120
Moorpark Rev., (Villa del Arroyo Moorpark LLC), 6.50%, 5/15/41	4,000,000	4,508,880
Municipal Improvement Corp. of Los Angeles Rev., 4.00%, 11/1/34	1,600,000	1,619,600
Municipal Improvement Corp. of Los Angeles Rev., 4.00%, 11/1/35	2,000,000	2,016,260
Murrieta Financing Authority Special Tax, 5.00%, 9/1/31	1,735,000	1,874,147
Murrieta Valley Unified School District Public Financing Authority Special Tax, 5.00%, 9/1/23	2,530,000	2,864,618
Murrieta Valley Unified School District Public Financing Authority Special Tax, 5.00%, 9/1/30	1,735,000	1,913,670
Murrieta Valley Unified School District Public Financing Authority Special Tax, 5.00%, 9/1/31	1,915,000	2,105,619
Murrieta Valley Unified School District Public Financing Authority Special Tax, 5.00%, 9/1/32	1,155,000	1,292,988
Northern California Power Agency Rev., 5.00%, 7/1/31	1,090,000	1,214,990
Norwalk-La Mirada Unified School District GO, Capital Appreciation, 0.00%, 8/1/38 (AGC)(1)	10,000,000	3,669,800
Oakland Unified School District/Alameda County GO, 6.125%, 8/1/19, Prerefunded at 100% of Par(2)	2,500,000	2,810,025
Oakland Unified School District/Alameda County GO, 5.50%, 8/1/32	2,150,000	2,495,483
Oakland Unified School District/Alameda County GO, 6.625%, 8/1/38	770,000	916,870
Ontario Community Facilities District No. 24 Special Tax, 5.00%, 9/1/41	1,000,000	1,063,420
Ontario Community Facilities District No. 24 Special Tax, 5.00%, 9/1/46	1,000,000	1,060,130
Orange Community Facilities District Special Tax, 5.00%, 10/1/40 (AGM)	2,000,000	2,170,780

Orange County Community Facilities District Special Tax, 5.25%, 8/15/45	4,000,000	4,285,320
Orange County Community Facilities District Special Tax, 5.00%, 8/15/46	10,000,000	10,517,700
Oxnard Financing Authority Rev., 5.00%, 6/1/33 (AGM)	2,095,000	2,309,507
Oxnard Financing Authority Rev., 5.00%, 6/1/34 (AGM)	2,750,000	3,020,132
Palm Springs Financing Authority Rev., 5.00%, 6/1/35	4,000,000	4,405,160
Palomar Health COP, 5.50%, 11/1/19(2)	5,000,000	5,348,500
Palomar Health COP, 6.75%, 11/1/19, Prerefunded at 100% of Par(2)	2,750,000	3,148,365
Palomar Health Rev., 5.00%, 11/1/36	6,250,000	6,654,125
Palomar Health Rev., 4.00%, 11/1/39	8,875,000	8,246,650
Palomar Health Rev., 5.00%, 11/1/39	3,170,000	3,354,367
Paramount Unified School District GO, Capital Appreciation, 0.00%, 8/1/51 (BAM)(1)	12,500,000	1,342,250
Perris Union High School District Special Tax, 5.00%, 9/1/41	2,000,000	2,114,780
Pleasant Valley School District/Ventura County GO, 5.85%, 8/1/31 (NATL)	4,835,000	5,855,620
Poway Unified School District Rev., 7.875%, 9/15/39	3,760,000	4,225,300
Poway Unified School District Special Tax, 3.375%, 9/1/42	2,500,000	2,087,100
Poway Unified School District Public Financing Authority Special Tax, 5.00%, 9/1/34	1,000,000	1,070,130
Poway Unified School District Public Financing Authority Special Tax, 5.00%, 9/1/35	1,000,000	1,068,600
Poway Unified School District Public Financing Authority Special Tax, 5.00%, 9/1/36	1,250,000	1,332,912
Rancho Cordova Community Facilities District Special Tax, 4.00%, 9/1/22	400,000	425,180
Rancho Cordova Community Facilities District Special Tax, 4.00%, 9/1/23	650,000	690,937
Rancho Cordova Community Facilities District Special Tax, 4.00%, 9/1/24	500,000	527,940
Rancho Cordova Community Facilities District Special Tax, 4.00%, 9/1/26	1,000,000	1,040,120
Rancho Cordova Community Facilities District Special Tax, 4.00%, 9/1/27	425,000	437,678
Rancho Cordova Community Facilities District Special Tax, 4.00%, 9/1/29	1,280,000	1,298,547
Rancho Cordova Community Facilities District Special Tax, 4.00%, 9/1/31	1,350,000	1,351,012
Rancho Cordova Community Facilities District Special Tax, 4.00%, 9/1/37	3,000,000	2,885,070
Rancho Cordova Community Facilities District Special Tax, 5.00%, 9/1/40	1,195,000	1,256,590
Rancho Cordova Community Facilities District Special Tax, 5.00%, 9/1/45	1,250,000	1,310,388
Redwood City Redevelopment Agency Successor Agency Tax Allocation, Capital Appreciation, 0.00%, 7/15/28 (Ambac)(1)	3,405,000	2,114,199
Rio Elementary School District Community Facilities District Special Tax, 5.00%, 9/1/35	2,550,000	2,713,149
Rio Elementary School District Community Facilities District Special Tax, 5.50%, 9/1/39	1,785,000	1,926,622
River Islands Public Financing Authority Special Tax, 5.50%, 9/1/45	1,500,000	1,582,155
River Islands Public Financing Authority Special Tax, 5.50%, 9/1/45	5,000,000	5,273,850
Riverside County Community Facilities Districts Special Tax, 5.00%, 9/1/30	1,035,000	1,099,677
Riverside County Community Facilities Districts Special Tax, 5.00%, 9/1/35	2,520,000	2,644,236
Riverside County Community Facilities Districts Special Tax, 5.00%, 9/1/40	2,250,000	2,371,005
Riverside County Community Facilities Districts Special Tax, 5.00%, 9/1/42	3,000,000	3,124,440
Riverside County Community Facilities Districts Special Tax, 5.00%, 9/1/44	2,735,000	2,873,911
Riverside County Public Financing Authority Tax Allocation, 4.00%, 10/1/36 (BAM)	2,500,000	2,520,300
Riverside County Redevelopment Successor Agency Tax Allocation, 6.25%, 10/1/30	2,200,000	2,509,628
Riverside County Transportation Commission Rev., 5.25%, 6/1/39	800,000	901,600
Riverside County Transportation Commission Rev., Capital Appreciation, 0.00%, 6/1/41(1)	2,000,000	587,340
Riverside County Transportation Commission Rev., Capital Appreciation, 0.00%, 6/1/42(1)	3,320,000	911,440
Riverside County Transportation Commission Rev., Capital Appreciation, 0.00%, 6/1/43(1)	5,000,000	1,272,050
Riverside County Transportation Commission Rev., 5.75%, 6/1/44	500,000	554,190
Riverside Sewer Rev., 5.00%, 8/1/40	2,000,000	2,175,760
Romoland School District Special Tax, 5.00%, 9/1/35	4,685,000	5,017,120
Romoland School District Special Tax, 5.00%, 9/1/38	2,900,000	3,087,949
Romoland School District Special Tax, 5.00%, 9/1/43	2,640,000	2,764,476

Roseville Special Tax, 6.125%, 9/1/18, Prerefunded at 100% of Par(2)	2,600,000	2,823,418
Roseville Special Tax, 5.00%, 9/1/37	1,250,000	1,319,713
Roseville Special Tax, 5.00%, 9/1/38	1,650,000	1,749,214
Roseville Special Tax, 5.00%, 9/1/44	1,650,000	1,722,402
Roseville Electric System Rev., 5.00%, 2/1/37	925,000	1,003,866
Sacramento Special Tax, 5.00%, 9/1/41	1,900,000	2,010,086
Sacramento Special Tax, 5.00%, 9/1/46	2,250,000	2,368,732
Sacramento County Special Tax, 5.00%, 9/1/40	1,000,000	1,055,490
Sacramento County Special Tax, 5.00%, 9/1/45	3,050,000	3,208,478
Sacramento County Special Tax, 5.00%, 9/1/46	2,385,000	2,508,925
Sacramento County Airport System Rev., 6.00%, 7/1/35	4,000,000	4,258,880
Sacramento Transportation Authority Rev., 5.00%, 10/1/24	1,055,000	1,217,016
San Bernardino County Special Tax, 5.00%, 9/1/33	3,000,000	3,206,370
San Bernardino Redevelopment Agency Successor Agency Tax Allocation, 2.00%, 12/1/17 (AGM)	2,675,000	2,698,272
San Bernardino Redevelopment Agency Successor Agency Tax Allocation, 5.00%, 12/1/21 (AGM)	3,900,000	4,429,464
San Bernardino Redevelopment Agency Successor Agency Tax Allocation, 5.00%, 12/1/23 (AGM)	2,425,000	2,810,551
San Buenaventura Rev., (Community Memorial Health System), 7.50%, 12/1/41	9,350,000	10,875,733
San Clemente Special Tax, 5.00%, 9/1/46	7,695,000	8,066,745
San Diego Special Tax, 5.00%, 9/1/37	1,000,000	1,077,530
San Diego County Rev., (Sanford Burnham Prebys Medical Discovery Institute), 5.00%, 11/1/25	835,000	978,236
San Diego County Rev., (Sanford Burnham Prebys Medical Discovery Institute), 5.00%, 11/1/26	525,000	610,339
San Diego County Rev., (Sanford Burnham Prebys Medical Discovery Institute), 5.00%, 11/1/30	725,000	820,142
San Diego County Regional Airport Authority Rev., 5.00%, 7/1/24	300,000	343,029
San Diego County Regional Airport Authority Rev., 5.00%, 7/1/25	955,000	1,081,480
San Diego County Regional Airport Authority Rev., 5.00%, 7/1/26	500,000	561,420
San Diego County Regional Airport Authority Rev., 5.00%, 7/1/43	2,500,000	2,700,475
San Diego County Regional Airport Authority Rev., 5.00%, 7/1/44	1,500,000	1,623,780
San Diego Public Facilities Financing Authority Rev., 5.00%, 4/15/37	2,000,000	2,197,500
San Diego Public Facilities Financing Authority Rev., 5.00%, 10/15/44	2,660,000	2,908,923
San Diego Public Facilities Financing Authority Water Rev., 5.00%, 8/1/30	2,000,000	2,231,700
San Diego Redevelopment Agency Successor Agency Tax Allocation, 7.00%, 11/1/39	3,000,000	3,411,930
San Diego Unified Port District Rev., 5.00%, 9/1/26	750,000	841,853
San Francisco City & County Airport Comm-San Francisco International Airport Rev., 5.25%, 5/1/18, Prerefunded at 100% of Par(2)	3,000,000	3,176,310
San Francisco City & County Redevelopment Agency Special Tax, Capital Appreciation, 0.00%, 8/1/43(1)	5,500,000	1,244,320
San Francisco City & County Redevelopment Agency Tax Allocation, 6.625%, 8/1/19, Prerefunded at 100% of Par(2)	2,000,000	2,270,180
San Francisco City & County Redevelopment Agency Tax Allocation, 6.75%, 2/1/21, Prerefunded at 100% of Par(2)	1,000,000	1,200,680
San Francisco City & County Redevelopment Agency Tax Allocation, 7.00%, 2/1/21, Prerefunded at 100% of Par(2)	1,250,000	1,513,362
San Francisco City & County Redevelopment Agency Tax Allocation, 5.00%, 8/1/33	780,000	851,487
San Francisco City & County Redevelopment Agency Tax Allocation, 5.00%, 8/1/43	1,000,000	1,077,070
San Gorgonio Memorial Health Care District GO, 4.00%, 8/1/17	435,000	443,396
San Gorgonio Memorial Health Care District GO, 4.00%, 8/1/18	515,000	537,155
San Gorgonio Memorial Health Care District GO, 5.00%, 8/1/20	1,000,000	1,106,470
San Gorgonio Memorial Health Care District GO, 5.00%, 8/1/21	275,000	308,270
San Jacinto Community Facilities District Special Tax, 5.00%, 9/1/32	450,000	489,812
San Jacinto Community Facilities District Special Tax, 5.00%, 9/1/33	280,000	303,352
San Jacinto Community Facilities District Special Tax, 5.00%, 9/1/34	335,000	361,532
San Joaquin Hills Transportation Corridor Agency Rev., Capital Appreciation, 0.00%, 1/15/25 (NATL)(1)	3,090,000	2,292,162
San Joaquin Hills Transportation Corridor Agency Rev., Capital Appreciation, 0.00%, 1/15/29 (NATL)(1)	165,000	99,444
San Joaquin Hills Transportation Corridor Agency Rev., Capital Appreciation, 0.00%, 1/15/31 (NATL)(1)	16,000,000	8,628,480

San Joaquin Hills Transportation Corridor Agency Rev., Capital Appreciation, 0.00%, 1/15/32 (NATL)(1)	290,000	148,596
San Joaquin Hills Transportation Corridor Agency Rev., Capital Appreciation, 0.00%, 1/15/36 (NATL)(1)	1,335,000	567,856
San Joaquin Hills Transportation Corridor Agency Rev., 5.25%, 1/15/44	6,000,000	6,535,140
San Jose Airport Rev., 5.25%, 3/1/34	2,605,000	2,867,167
San Mateo Special Tax, 6.00%, 9/1/42	500,000	547,405
San Mateo Special Tax, 5.50%, 9/1/44	2,250,000	2,399,130
Santa Barbara Secondary High School District GO, 0.00%, 8/1/36(1)	10,000,000	4,226,300
Santa Barbara Secondary High School District GO, 0.00%, 8/1/40(1)	3,795,000	1,327,187
Santa Cruz County Redevelopment Agency Tax Allocation, 4.00%, 9/1/34 (BAM)	1,000,000	1,014,490
Santa Cruz County Redevelopment Agency Tax Allocation, 4.00%, 9/1/35 (BAM)	900,000	910,845
Santa Cruz County Redevelopment Agency Tax Allocation, 4.00%, 9/1/36 (BAM)	1,350,000	1,361,893
Santa Margarita Water District Special Tax, 5.625%, 9/1/43	1,250,000	1,367,012
Santaluz Community Facilities District No. 2 Special Tax, 5.10%, 9/1/21, Prerefunded at 103% of Par(2)	465,000	500,838
Saugus-Castaic School Facilities Financing Authority Special Tax, 6.00%, 9/1/43	1,480,000	1,640,610
Saugus/Hart School Facilities Financing Authority Special Tax, 5.00%, 9/1/41	1,235,000	1,312,941
Saugus/Hart School Facilities Financing Authority Special Tax, 5.00%, 9/1/46	1,245,000	1,319,650
Silicon Valley Tobacco Securitization Authority Rev., Capital Appreciation, 0.00%, 6/1/36(1)	12,000,000	3,678,840
Silicon Valley Tobacco Securitization Authority Rev., Capital Appreciation, 0.00%, 6/1/41(1)	5,000,000	1,036,800
South Placer Wastewater Authority Rev., VRN, 0.88%, 12/1/16	2,985,000	2,977,866
Southern California Public Power Authority Rev., 5.25%, 11/1/19 (GA: Goldman Sachs)	2,445,000	2,661,211
Southern California Public Power Authority Rev., 5.00%, 11/1/33 (GA: Goldman Sachs)	3,755,000	4,203,460
Southern Mono Health Care District GO, Capital Appreciation, 0.00%, 8/1/26 (NATL)(1)	1,800,000	1,265,850
Southwestern Community College District GO, Capital Appreciation, 0.00%, 8/1/46(1)	12,425,000	3,139,300
State of California GO, 5.00%, 11/1/19	5,000,000	5,497,400
State of California GO, 5.25%, 2/1/30	5,000,000	5,714,900
State of California GO, 6.00%, 4/1/38	5,000,000	5,467,950
State of California GO, VRN, 1.45%, 12/1/16	2,000,000	2,007,880
State of California GO, VRN, 1.55%, 12/1/16	800,000	805,328
State of California GO, VRN, 1.70%, 12/1/16	960,000	972,134
Stockton Public Financing Authority Rev., 5.00%, 9/1/28 (BAM)	2,215,000	2,505,652
Stockton Public Financing Authority Rev., 5.00%, 9/1/29 (BAM)	1,750,000	1,968,085
Stockton Public Financing Authority Rev., 6.25%, 10/1/40	1,750,000	2,061,780
Stockton Unified School District GO, 5.00%, 8/1/31	4,620,000	5,170,889
Stockton Unified School District GO, 5.00%, 8/1/42 (AGM)	705,000	768,626
Sulphur Springs Union School District GO, Series 2012 C,, 4.00%, 9/1/46 (AGM)	3,750,000	3,698,400
Sunnyvale Special Tax, 7.75%, 8/1/32	6,500,000	6,511,895
Susanville Public Financing Authority Rev., 6.00%, 6/1/45	3,000,000	3,238,770
Sutter Union High School District GO, Capital Appreciation, 0.00%, 6/1/50 (BAM)(1)	2,935,000	604,140
Sweetwater Union High School District GO, 4.00%, 8/1/42	5,000,000	4,983,850
Tahoe-Truckee Unified School District GO, Capital Appreciation, 0.00%, 8/1/22 (NATL)(1)	2,690,000	2,304,012
Tahoe-Truckee Unified School District GO, Capital Appreciation, 0.00%, 8/1/23 (NATL)(1)	2,220,000	1,831,544
Tejon Ranch Public Facilities Finance Authority Special Tax, 5.00%, 9/1/45	4,000,000	4,229,120
Tobacco Securitization Authority of Northern California Rev., (Sacramento County Tobacco Securitization Corp.), 5.50%, 6/1/45	2,000,000	1,869,660
Tobacco Securitization Authority of Southern California Rev., (San Diego County Tobacco Asset Securitization Corp.), 5.00%, 6/1/37	2,250,000	2,043,022
Tobacco Securitization Authority of Southern California Rev., (San Diego County Tobacco Asset Securitization Corp.), 5.125%, 6/1/46	6,750,000	5,944,387
Tracy Community Facilities District No. 2006-01 Special Tax, 5.75%, 9/1/36	3,105,000	3,109,161
Tracy Public Financing Authority Special Tax, 4.00%, 9/2/18	1,900,000	1,972,618
Tracy Public Financing Authority Special Tax, 5.00%, 9/2/19	2,285,000	2,463,733

Tracy Public Financing Authority Special Tax, 5.00%, 9/2/20	2,100,000	2,298,282
Tulare Sewer Rev., 5.00%, 11/15/22 (AGM)	500,000	574,655
Tulare Sewer Rev., 5.00%, 11/15/24 (AGM)	500,000	583,275
Tulare Sewer Rev., 5.00%, 11/15/25 (AGM)	400,000	466,712
Turlock Public Financing Authority Tax Allocation, 7.50%, 3/1/21, Prerefunded at 100% of Par(2)	2,770,000	3,413,997
Tustin Community Facilities District Special Tax, 5.00%, 9/1/37	3,330,000	3,566,064
Tustin Community Facilities District Special Tax, 5.00%, 9/1/40	1,100,000	1,167,144
Tustin Community Facilities District Special Tax, 5.00%, 9/1/45	2,200,000	2,326,016
Tustin Unified School District Special Tax, 5.75%, 9/1/20, Prerefunded at 100% of Par(2)	1,000,000	1,147,780
Tustin Unified School District Special Tax, 6.00%, 9/1/20, Prerefunded at 100% of Par(2)	1,500,000	1,735,260
Twin Rivers Unified School District COP, VRDN, 3.20%, 6/1/20 (AGM)	1,750,000	1,750,122
Twin Rivers Unified School District COP, VRDN, 3.20%, 6/1/20 (AGM)	485,000	485,034
Val Verde Unified School District Special Tax, 5.00%, 9/1/37	1,750,000	1,864,275
Washington Township Health Care District Rev., 5.00%, 7/1/26	400,000	444,788
Washington Township Health Care District Rev., 3.25%, 7/1/27	1,000,000	966,410
Washington Township Health Care District Rev., 3.50%, 7/1/28	750,000	736,305
Washington Township Health Care District Rev., 3.75%, 7/1/29	1,000,000	978,840
West Hollywood Public Financing Authority Rev., 4.00%, 4/1/46	4,000,000	3,999,840
Whittier Rev., (Presbyterian Intercommunity Hospital Obligated Group), 5.00%, 6/1/44	3,500,000	3,651,130
Woodland Special Tax, 4.00%, 9/1/41	2,750,000	2,535,555
Woodland Special Tax, 4.00%, 9/1/45	2,760,000	2,489,078
Yuba City Unified School District GO, Capital Appreciation, 0.00%, 3/1/25 (NATL)(1)	1,500,000	1,132,515
		1,017,246,725
Guam — 0.5%
Guam Government Rev., 5.125%, 1/1/42	1,000,000	1,043,790
Guam Government Power Authority Rev., 5.00%, 10/1/34	850,000	884,383
Guam Government Waterworks Authority Rev., 5.00%, 1/1/46	3,000,000	3,224,460
		5,152,633
U.S. Virgin Islands — 0.4%
Virgin Islands Public Finance Authority Rev., 5.00%, 9/1/33(3)	2,500,000	2,617,075
Virgin Islands Public Finance Authority Rev., 6.75%, 10/1/37	2,000,000	2,025,960
		4,643,035
TOTAL INVESTMENT SECURITIES — 98.5% (Cost $1,011,634,237)		1,027,042,393
OTHER ASSETS AND LIABILITIES — 1.5%		15,337,533
TOTAL NET ASSETS — 100.0%		$1,042,379,926

FUTURES CONTRACTS
Contracts Sold		Expiration Date	Underlying Face Amount at Value ($)	Unrealized Appreciation (Depreciation) ($)
137	U.S. Treasury 10-Year Ultra Notes	March 2017	18,417,938	(22,854)

NOTES TO SCHEDULE OF INVESTMENTS
AGC	-	Assured Guaranty Corporation
AGM	-	Assured Guaranty Municipal Corporation
BAM	-	Build America Mutual Assurance Company
COP	-	Certificates of Participation
GA	-	Guaranty Agreement
GO	-	General Obligation
LOC	-	Letter of Credit
NATL	-	National Public Finance Guarantee Corporation
SBBPA	-	Standby Bond Purchase Agreement
VRDN	-	Variable Rate Demand Note. Interest reset date is indicated. Rate shown is effective at the period end.
VRN	-	Variable Rate Note. Interest reset date is indicated. Rate shown is effective at the period end.
XLCA	-	XL Capital Ltd.

(1)	Security is a zero-coupon bond. Zero-coupon securities are issued at a substantial discount from their value at maturity.

(2)	Escrowed to maturity in U.S. government securities or state and local government securities.

(3)
Security was purchased pursuant to Rule 144A under the Securities Act of 1933 and may be sold in transactions exempt from registration, normally to qualified institutional investors. The aggregate value of these securities at the period end was $66,025,447, which represented 6.3% of total net assets.

(4)	Coupon rate adjusts periodically based upon a predetermined schedule. Interest reset date is indicated. Rate shown is effective at the period end.

SUPPLEMENTARY NOTES TO SCHEDULE OF INVESTMENTS

1. Investment Valuations

The fund determines the fair value of its investments and computes its net asset value per share at the close of regular trading (usually 4 p.m. Eastern time) on the New York Stock Exchange (NYSE) on each day the NYSE is open. The Board of Trustees has adopted valuation policies and procedures to guide the investment advisor in the fund’s investment valuation process and to provide methodologies for the oversight of the fund’s pricing function.

Fixed income securities are valued at the evaluated mean as provided by independent pricing services or at the mean of the most recent bid and asked prices as provided by investment dealers. Municipal securities are valued using market models that consider trade data, quotations from dealers and active market makers, relevant yield curve and spread data, creditworthiness, trade data or market information on comparable securities, and other relevant security specific information.

Open-end management investment companies are valued at the reported net asset value per share. Exchange-traded futures contracts are valued at the settlement price as provided by the appropriate clearing corporation.

If the fund determines that the market price for an investment is not readily available or the valuation methods mentioned above do not reflect an investment’s fair value, such investment is valued as determined in good faith by the Board of Trustees or its delegate, in accordance with policies and procedures adopted by the Board of Trustees. In its determination of fair value, the fund may review several factors including, but not limited to, market information regarding the specific investment or comparable investments and correlation with other investment types, futures indices or general market indicators. Circumstances that may cause the fund to use these procedures to value an investment include, but are not limited to: an investment has been declared in default or is distressed; trading in a security has been suspended during the trading day or a security is not actively trading on its principal exchange; prices received from a regular pricing source are deemed unreliable; or there is a foreign market holiday and no trading occurred.

The fund monitors for significant events occurring after the close of an investment’s primary exchange but before the fund’s net asset value per share is determined. Significant events may include, but are not limited to: corporate announcements and transactions; governmental action and political unrest that could impact a specific investment or an investment sector; or armed conflicts, natural disasters and similar events that could affect investments in a specific country or region.

2. Fair Value Measurements

The fund’s investments valuation process is based on several considerations and may use multiple inputs to determine the fair value of the investments held by the fund. In conformity with accounting principles generally accepted in the United States of America, the inputs used to determine a valuation are classified into three broad levels.

• Level 1 valuation inputs consist of unadjusted quoted prices in an active market for identical investments.

• Level 2 valuation inputs consist of direct or indirect observable market data (including quoted prices for comparable investments, evaluations of subsequent market events, interest rates, prepayment speeds, credit risk, etc.). These inputs also consist of quoted prices for identical investments initially expressed in local currencies that are adjusted through translation into U.S. dollars.

• Level 3 valuation inputs consist of unobservable data (including a fund’s own assumptions).

The level classification is based on the lowest level input that is significant to the fair valuation measurement. The valuation inputs are not necessarily an indication of the risks associated with investing in these securities or other financial instruments. There were no significant transfers between levels during the period.

As of period end, the fund’s investment securities and unrealized appreciation (depreciation) on futures contracts were classified as Level 2 and Level 1, respectively. The Schedule of Investments provides additional information on the fund’s portfolio holdings.

3. Federal Tax Information

As of November 30, 2016, the components of investments for federal income tax purposes were as follows:

Federal tax cost of investments	$1,011,634,237
Gross tax appreciation of investments	$41,222,107
Gross tax depreciation of investments	(25,813,951)
Net tax appreciation (depreciation) of investments	$15,408,156

The cost of investments for federal income tax purposes was the same as the cost for financial reporting purposes.

This schedule of investments provides information about the fund’s portfolio holdings as of the date on the schedule. It is unaudited, and American Century Investments assumes no obligation to update or supplement the schedule to reflect subsequent changes. More information is available in the fund’s most recent annual or semiannual shareholder report.

American Century Investments®
Quarterly Portfolio Holdings
California Intermediate-Term Tax-Free Bond Fund
November 30, 2016

California Intermediate-Term Tax-Free Bond - Schedule of Investments
NOVEMBER 30, 2016 (UNAUDITED)

	Shares/ Principal Amount ($)	Value ($)
MUNICIPAL SECURITIES — 98.4%
California — 98.3%
91 Express Lanes Toll Road Rev., 5.00%, 8/15/24	1,000,000	1,153,840
ABAG Finance Authority for Nonprofit Corps. Rev., (Jackson Laboratory), 5.00%, 7/1/17	1,000,000	1,022,950
ABAG Finance Authority for Nonprofit Corps. Rev., (Jackson Laboratory), 5.00%, 7/1/18	500,000	528,215
ABAG Finance Authority for Nonprofit Corps. Rev., (Sharp Healthcare Obligated Group), 6.00%, 8/1/30	2,500,000	2,859,550
ABAG Finance Authority for Nonprofit Corps. Rev., (Sharp Healthcare Obligated Group), 5.00%, 8/1/33	1,450,000	1,602,062
Alameda Corridor Transportation Authority Rev., 5.00%, 10/1/20	3,010,000	3,360,063
Alameda Corridor Transportation Authority Rev., 5.00%, 10/1/22	1,000,000	1,135,090
Alameda Corridor Transportation Authority Rev., 5.00%, 10/1/24	2,000,000	2,310,960
Alameda Corridor Transportation Authority Rev., 5.00%, 10/1/25	500,000	573,960
Alameda Corridor Transportation Authority Rev., 0.00%, 10/1/35 (NATL)(1)	9,000,000	3,982,950
Alameda Corridor Transportation Authority Rev., 5.00%, 10/1/36	3,000,000	3,219,090
Alameda Corridor Transportation Authority Rev., 5.00%, 10/1/37	500,000	535,680
Alum Rock Union Elementary School District GO, 6.00%, 8/1/39	1,500,000	1,806,135
Anaheim Public Financing Authority Rev., 5.00%, 10/1/23	1,200,000	1,384,296
Anaheim Public Financing Authority Rev., 5.00%, 10/1/24	2,275,000	2,601,235
Anaheim Public Financing Authority Rev., 5.00%, 5/1/25	1,000,000	1,151,540
Anaheim Public Financing Authority Rev., 5.00%, 5/1/28	1,100,000	1,244,309
Anaheim Public Financing Authority Rev., 5.00%, 5/1/29	1,250,000	1,405,738
Anaheim Public Financing Authority Rev., 5.00%, 5/1/34	1,360,000	1,495,986
Anaheim Public Financing Authority Rev., 5.375%, 10/1/36	700,000	784,336
Anaheim Public Financing Authority Rev., 5.00%, 5/1/39	1,550,000	1,693,313
Anaheim Public Financing Authority Rev., 5.00%, 5/1/46	2,000,000	2,174,060
Bay Area Toll Authority Rev., 5.00%, 4/1/17, Prerefunded at 100% of Par(2)	2,000,000	2,028,360
Bay Area Toll Authority Rev., 5.00%, 4/1/24	1,500,000	1,710,330
Bay Area Toll Authority Rev., 5.00%, 4/1/25	3,500,000	3,990,770
Bay Area Toll Authority Rev., 5.00%, 4/1/28	7,185,000	8,153,754
Bay Area Toll Authority Rev., 2.00%, 4/1/34	2,000,000	1,995,460
Bay Area Toll Authority Rev., 5.00%, 4/1/43	5,610,000	6,134,254
Bay Area Toll Authority Rev., 5.00%, 10/1/54	5,000,000	5,375,000
Bay Area Toll Authority Rev., VRDN, 1.25%, 12/1/16	1,000,000	999,650
Bay Area Toll Authority Rev., VRDN, 1.65%, 12/1/16	2,500,000	2,502,675
Bay Area Toll Authority Rev., VRDN, 1.80%, 12/1/16	3,500,000	3,517,710
Bay Area Toll Authority Rev., VRDN, 1.50%, 4/2/18	3,000,000	3,004,590
California Educational Facilities Authority Rev., (Chapman University), 5.00%, 4/1/21	750,000	835,560
California Educational Facilities Authority Rev., (Chapman University), 5.00%, 4/1/24	930,000	1,066,803
California Educational Facilities Authority Rev., (Chapman University), 5.00%, 4/1/31 (GA: Brandman University)	1,455,000	1,593,516
California Educational Facilities Authority Rev., (Loyola Marymount University), 5.00%, 10/1/30	1,365,000	1,471,047
California Educational Facilities Authority Rev., (Pomona College), 5.00%, 1/1/24	2,100,000	2,252,628
California Educational Facilities Authority Rev., (Santa Clara University), 5.00%, 4/1/18, Prerefunded at 100% of Par(2)	655,000	688,870
California Educational Facilities Authority Rev., (Santa Clara University), 5.00%, 4/1/18	500,000	525,925
California Educational Facilities Authority Rev., (Santa Clara University), 5.25%, 4/1/18, Prerefunded at 100% of Par(2)	1,875,000	1,978,162
California Educational Facilities Authority Rev., (Santa Clara University), 5.00%, 4/1/19	45,000	47,233
California Educational Facilities Authority Rev., (Santa Clara University), 5.25%, 4/1/23	125,000	131,325

California Educational Facilities Authority Rev., (University of Redlands), 5.00%, 10/1/27	275,000	313,415
California Educational Facilities Authority Rev., (University of Redlands), 5.00%, 10/1/28	250,000	282,933
California Educational Facilities Authority Rev., (University of Redlands), 3.00%, 10/1/29	360,000	336,197
California Educational Facilities Authority Rev., (University of Redlands), 3.00%, 10/1/30	365,000	336,198
California Educational Facilities Authority Rev., (University of Redlands), 3.125%, 10/1/31	295,000	273,202
California Educational Facilities Authority Rev., (University of Redlands), 5.00%, 10/1/32	600,000	665,574
California Educational Facilities Authority Rev., (University of Redlands), 3.25%, 10/1/33	355,000	326,139
California Educational Facilities Authority Rev., (University of Redlands), 5.00%, 10/1/36	250,000	273,588
California Educational Facilities Authority Rev., (University of San Francisco), 5.00%, 10/1/21	750,000	848,205
California Educational Facilities Authority Rev., (University of Southern California), 5.00%, 10/1/18, Prerefunded at 100% of Par(2)	2,950,000	3,157,119
California Educational Facilities Authority Rev., (University of Southern California), 5.00%, 10/1/25	1,875,000	2,244,506
California Educational Facilities Authority Rev., (University of the Pacific), 4.50%, 11/1/17	1,000,000	1,031,320
California Educational Facilities Authority Rev., (University of the Pacific), 5.00%, 11/1/33	1,000,000	1,106,780
California Health Facilities Financing Authority Rev., (Adventist Health System/West Obligated Group), 4.00%, 3/1/21	800,000	859,728
California Health Facilities Financing Authority Rev., (Adventist Health System/West Obligated Group), 4.00%, 3/1/23	1,500,000	1,631,310
California Health Facilities Financing Authority Rev., (Adventist Health System/West Obligated Group), 4.00%, 3/1/25	1,000,000	1,088,780
California Health Facilities Financing Authority Rev., (Adventist Health System/West Obligated Group), 4.00%, 3/1/26	1,500,000	1,621,245
California Health Facilities Financing Authority Rev., (Adventist Health System/West Obligated Group), 4.00%, 3/1/39	2,415,000	2,272,129
California Health Facilities Financing Authority Rev., (Cedars-Sinai Medical Center), 5.00%, 8/15/18	1,000,000	1,063,790
California Health Facilities Financing Authority Rev., (Cedars-Sinai Medical Center), 5.00%, 11/15/22	3,000,000	3,488,730
California Health Facilities Financing Authority Rev., (Cedars-Sinai Medical Center), 5.00%, 11/15/23	2,150,000	2,520,552
California Health Facilities Financing Authority Rev., (Cedars-Sinai Medical Center), 5.00%, 11/15/24	1,450,000	1,699,284
California Health Facilities Financing Authority Rev., (Cedars-Sinai Medical Center), 5.00%, 11/15/26	3,000,000	3,493,890
California Health Facilities Financing Authority Rev., (Cedars-Sinai Medical Center), 5.00%, 11/15/27	6,000,000	6,921,900
California Health Facilities Financing Authority Rev., (Children's Hospital of Orange County), 6.25%, 11/1/29 (GA: Children's Healthcare of California)	5,000,000	5,600,850
California Health Facilities Financing Authority Rev., (Dignity Health Obligated Group), 5.00%, 7/1/18	3,000,000	3,174,630
California Health Facilities Financing Authority Rev., (Lucile Salter Packard Children's Hospital at Stanford Obligated Group), 5.00%, 8/15/25	5,855,000	6,618,726
California Health Facilities Financing Authority Rev., (Lucile Salter Packard Children's Hospital at Stanford Obligated Group), VRDN, 1.45%, 3/15/17, Prerefunded at 100% of Par(2)	2,000,000	2,003,460
California Health Facilities Financing Authority Rev., (Lucile Salter Packard Children's Hospital at Stanford Obligated Group), VRDN, 1.45%, 3/15/17, Prerefunded at 100% of Par(2)	2,200,000	2,203,806
California Health Facilities Financing Authority Rev., (Lucile Salter Packard Children's Hospital at Stanford Obligated Group), VRDN, 1.45%, 3/15/17, Prerefunded at 100% of Par(2)	1,205,000	1,207,085
California Health Facilities Financing Authority Rev., (Northern California Retired Officers Community), 5.70%, 12/1/24 (Ambac California Mortgage Insurance)	1,455,000	1,585,339
California Health Facilities Financing Authority Rev., (Providence St. Joseph Health Obligated Group), 6.25%, 10/1/18, Prerefunded at 100% of Par(2)	3,250,000	3,551,795
California Health Facilities Financing Authority Rev., (Providence St. Joseph Health Obligated Group), 6.50%, 10/1/18, Prerefunded at 100% of Par(2)	40,000	43,880
California Health Facilities Financing Authority Rev., (Providence St. Joseph Health Obligated Group), 6.50%, 10/1/18, Prerefunded at 100% of Par(2)	2,085,000	2,287,245
California Health Facilities Financing Authority Rev., (Providence St. Joseph Health Obligated Group), 5.00%, 10/1/28	1,100,000	1,253,945
California Health Facilities Financing Authority Rev., (Providence St. Joseph Health Obligated Group), 5.50%, 7/1/29	1,500,000	1,627,110
California Health Facilities Financing Authority Rev., (Providence St. Joseph Health Obligated Group), 5.00%, 10/1/29	2,050,000	2,320,805
California Health Facilities Financing Authority Rev., (Providence St. Joseph Health Obligated Group), 5.00%, 10/1/30	1,550,000	1,741,998
California Health Facilities Financing Authority Rev., (Providence St. Joseph Health Obligated Group), 5.00%, 7/1/37	890,000	973,366
California Health Facilities Financing Authority Rev., (Providence St. Joseph Health Obligated Group), 5.75%, 7/1/39	1,000,000	1,086,120
California Health Facilities Financing Authority Rev., (Providence St. Joseph Health Obligated Group), VRDN, 5.00%, 10/18/22	7,000,000	7,997,150
California Health Facilities Financing Authority Rev., (Scripps Health Obligated Group), 5.00%, 10/1/17	1,400,000	1,446,732

California Health Facilities Financing Authority Rev., (Stanford Health Care Obligated Group), 5.00%, 11/15/25	2,000,000	2,222,820
California Health Facilities Financing Authority Rev., (Sutter Health Obligated Group), 5.50%, 8/15/17	1,000,000	1,033,080
California Health Facilities Financing Authority Rev., (Sutter Health Obligated Group), 5.00%, 8/15/18	1,305,000	1,389,851
California Health Facilities Financing Authority Rev., (Sutter Health Obligated Group), 5.00%, 11/15/21	300,000	342,090
California Health Facilities Financing Authority Rev., (Sutter Health Obligated Group), 5.00%, 8/15/22	1,650,000	1,895,058
California Health Facilities Financing Authority Rev., (Sutter Health Obligated Group), 5.25%, 8/15/22	3,335,000	3,554,977
California Health Facilities Financing Authority Rev., (Sutter Health Obligated Group), 5.00%, 11/15/22	200,000	231,732
California Health Facilities Financing Authority Rev., (Sutter Health Obligated Group), 5.00%, 11/15/23	600,000	700,470
California Health Facilities Financing Authority Rev., (Sutter Health Obligated Group), 5.00%, 11/15/28	465,000	528,579
California Health Facilities Financing Authority Rev., (Sutter Health Obligated Group), 5.00%, 11/15/29	1,000,000	1,128,940
California Health Facilities Financing Authority Rev., (Sutter Health Obligated Group), 5.00%, 11/15/30	750,000	835,860
California Health Facilities Financing Authority Rev., (Sutter Health Obligated Group), 6.00%, 8/15/42	1,000,000	1,130,760
California Health Facilities Financing Authority Rev., (Sutter Health Obligated Group), 5.00%, 8/15/52	3,650,000	3,929,334
California Health Facilities Financing Authority Rev., (Sutter Health Obligated Group), VRDN, 1.00%, 8/15/19	10,000,000	9,801,200
California Infrastructure & Economic Development Bank Rev., (Academy of Motion Picture Arts and Sciences Obligated Group), 5.00%, 11/1/27	1,010,000	1,162,682
California Infrastructure & Economic Development Bank Rev., (Academy of Motion Picture Arts and Sciences Obligated Group), 5.00%, 11/1/28	1,205,000	1,381,279
California Infrastructure & Economic Development Bank Rev., (Academy of Motion Picture Arts and Sciences Obligated Group), 5.00%, 11/1/29	1,000,000	1,140,750
California Infrastructure & Economic Development Bank Rev., (Academy of Motion Picture Arts and Sciences Obligated Group), 5.00%, 11/1/30	1,370,000	1,556,526
California Infrastructure & Economic Development Bank Rev., (Academy of Motion Picture Arts and Sciences Obligated Group), 5.00%, 11/1/41	1,000,000	1,105,030
California Infrastructure & Economic Development Bank Rev., (Academy of Motion Picture Arts and Sciences Obligated Group), 4.00%, 11/1/45	1,250,000	1,235,175
California Infrastructure & Economic Development Bank Rev., (California Science Center Foundation), 5.00%, 5/1/28	800,000	913,520
California Infrastructure & Economic Development Bank Rev., (California Science Center Foundation), 5.00%, 5/1/29	1,250,000	1,416,438
California Infrastructure & Economic Development Bank Rev., (California Science Center Foundation), 5.00%, 5/1/31	800,000	894,832
California Infrastructure & Economic Development Bank Rev., (Colburn School), VRDN, 1.55%, 12/1/16	4,375,000	4,401,819
California Infrastructure & Economic Development Bank Rev., (J Paul Getty Trust), VRDN, 0.83%, 12/1/16	5,000,000	5,000,250
California Infrastructure & Economic Development Bank Rev., (J Paul Getty Trust), VRDN, 0.83%, 12/1/16	2,750,000	2,746,645
California Infrastructure & Economic Development Bank Rev., (Museum Associates), VRDN, 2.16%, 12/1/16	3,000,000	3,024,360
California Infrastructure & Economic Development Bank Rev., (Pacific Gas & Electric Co.), VRDN, 0.58%, 12/1/16 (LOC: Union Bank N.A.)	2,700,000	2,700,000
California Infrastructure & Economic Development Bank Rev., (Sanford Consortium for Regenerative Medicine), 5.00%, 5/15/21	460,000	518,595
California Infrastructure & Economic Development Bank Rev., (Sanford Consortium for Regenerative Medicine), 5.00%, 5/15/22	520,000	596,107
California Infrastructure & Economic Development Bank Rev., (Sanford Consortium for Regenerative Medicine), 5.00%, 5/15/23	650,000	753,318
California Infrastructure & Economic Development Bank Rev., (Scripps Research Institute), 5.00%, 7/1/22	650,000	742,606
California Infrastructure & Economic Development Bank Rev., (Scripps Research Institute), 5.00%, 7/1/23	300,000	345,480
California Infrastructure & Economic Development Bank Rev., (Scripps Research Institute), 4.00%, 7/1/29	1,480,000	1,547,784
California Infrastructure & Economic Development Bank Rev., (Segerstrom Center for the Arts), 5.00%, 7/1/26	8,000,000	9,198,400
California Infrastructure & Economic Development Bank Rev., (University of California), 5.00%, 5/15/22	3,735,000	4,141,966
California Infrastructure & Economic Development Bank Rev., (Walt Disney Family Museum LLC), 4.00%, 2/1/20 (GA: Walt Disney Foundation)	400,000	426,704
California Infrastructure & Economic Development Bank Rev., (Walt Disney Family Museum LLC), 4.00%, 2/1/21 (GA: Walt Disney Foundation)	175,000	188,480
California Infrastructure & Economic Development Bank Rev., (Walt Disney Family Museum LLC), 5.00%, 2/1/22 (GA: Walt Disney Foundation)	150,000	170,397
California Infrastructure & Economic Development Bank Rev., (Walt Disney Family Museum LLC), 5.00%, 2/1/24 (GA: Walt Disney Foundation)	215,000	248,529

California Infrastructure & Economic Development Bank Rev., (Walt Disney Family Museum LLC), 5.00%, 2/1/26 (GA: Walt Disney Foundation)	750,000	870,240
California Infrastructure & Economic Development Bank Rev., (Walt Disney Family Museum LLC), 5.00%, 2/1/27 (GA: Walt Disney Foundation)	1,000,000	1,151,020
California Infrastructure & Economic Development Bank Rev., (Walt Disney Family Museum LLC), 5.00%, 2/1/29 (GA: Walt Disney Foundation)	700,000	794,990
California Infrastructure & Economic Development Bank Rev., (Walt Disney Family Museum LLC), 5.00%, 2/1/31 (GA: Walt Disney Foundation)	570,000	637,967
California Infrastructure & Economic Development Bank Rev., (Walt Disney Family Museum LLC), 4.00%, 2/1/33 (GA: Walt Disney Foundation)	615,000	623,948
California Infrastructure & Economic Development Bank Rev., (Walt Disney Family Museum LLC), 4.00%, 2/1/34 (GA: Walt Disney Foundation)	500,000	504,955
California Infrastructure & Economic Development Bank Rev., (Walt Disney Family Museum LLC), 4.00%, 2/1/35 (GA: Walt Disney Foundation)	500,000	503,800
California Municipal Finance Authority COP, (Community Hospitals of Central California Obligated Group), 5.00%, 2/1/17	2,000,000	2,013,140
California Municipal Finance Authority Rev., (Azusa Pacific University), 5.00%, 4/1/27	1,165,000	1,269,675
California Municipal Finance Authority Rev., (Biola University, Inc.), 5.00%, 10/1/18	605,000	636,678
California Municipal Finance Authority Rev., (Community Hospitals of Central California Obligated Group), 5.00%, 2/1/22	1,000,000	1,121,130
California Municipal Finance Authority Rev., (Community Hospitals of Central California Obligated Group), 5.00%, 2/1/23	520,000	588,156
California Municipal Finance Authority Rev., (Community Hospitals of Central California Obligated Group), 5.00%, 2/1/25	1,925,000	2,205,126
California Municipal Finance Authority Rev., (Community Hospitals of Central California Obligated Group), 5.00%, 2/1/27	545,000	615,599
California Municipal Finance Authority Rev., (Community Hospitals of Central California Obligated Group), 5.00%, 2/1/28	735,000	825,714
California Municipal Finance Authority Rev., (Community Hospitals of Central California Obligated Group), 5.00%, 2/1/29	1,000,000	1,115,950
California Municipal Finance Authority Rev., (Community Hospitals of Central California Obligated Group), 5.00%, 2/1/46	4,000,000	4,210,640
California Municipal Finance Authority Rev., (Eisenhower Medical Center), 5.00%, 7/1/19	605,000	648,451
California Municipal Finance Authority Rev., (Eisenhower Medical Center), 5.25%, 7/1/21	1,760,000	1,928,802
California Municipal Finance Authority Rev., (Emerson College), 5.75%, 1/1/33	2,250,000	2,504,970
California Municipal Finance Authority Rev., (Emerson College), 6.00%, 1/1/42	1,000,000	1,140,000
California Municipal Finance Authority Rev., (Loma Linda University), 5.00%, 4/1/23	1,145,000	1,159,347
California Municipal Finance Authority Rev., (Loma Linda University), 5.00%, 4/1/28	2,000,000	2,023,080
California Municipal Finance Authority Rev., (Northbay Healthcare Group Obligated Group), 3.00%, 11/1/20	1,000,000	1,026,960
California Municipal Finance Authority Rev., (Northbay Healthcare Group Obligated Group), 3.00%, 11/1/21	1,680,000	1,713,936
California Municipal Finance Authority Rev., (Northbay Healthcare Group Obligated Group), 4.00%, 11/1/22	1,000,000	1,065,290
California Municipal Finance Authority Rev., (University of La Verne), 5.00%, 6/1/17	2,290,000	2,327,625
California School Finance Authority Rev., (Alliance for College Ready Public Schools Obligated Group), 3.00%, 7/1/19(3)	1,025,000	1,038,284
California School Finance Authority Rev., (Alliance for College Ready Public Schools Obligated Group), 3.00%, 7/1/20(3)	1,115,000	1,124,165
California School Finance Authority Rev., (Aspire Public Schools Obligated Group), 5.00%, 8/1/46(3)	1,000,000	1,033,620
California State Public Works Board Rev., 4.00%, 11/1/17	1,250,000	1,283,125
California State Public Works Board Rev., 6.25%, 4/1/19, Prerefunded at 100% of Par(2)	2,435,000	2,708,134
California State Public Works Board Rev., 6.375%, 11/1/19, Prerefunded at 100% of Par(2)	2,500,000	2,853,225
California State Public Works Board Rev., 5.00%, 4/1/21	3,000,000	3,362,040
California State Public Works Board Rev., 5.00%, 4/1/22	2,100,000	2,393,076
California State Public Works Board Rev., 5.00%, 9/1/22, Prerefunded at 100% of Par(2)	1,000,000	1,166,170
California State Public Works Board Rev., 5.00%, 4/1/23	2,000,000	2,261,640
California State Public Works Board Rev., 5.00%, 11/1/23	1,500,000	1,743,765
California State Public Works Board Rev., 5.00%, 4/1/25	1,800,000	2,042,946
California State Public Works Board Rev., 5.00%, 9/1/25	5,000,000	5,781,700

California State Public Works Board Rev., 5.25%, 12/1/26	2,000,000	2,274,440
California State Public Works Board Rev., 6.00%, 4/1/27	2,130,000	2,337,952
California State Public Works Board Rev., 5.00%, 5/1/27	5,000,000	5,764,600
California State Public Works Board Rev., 5.00%, 4/1/37	4,545,000	5,004,090
California State Public Works Board Rev., 5.00%, 11/1/38	2,400,000	2,663,040
California State University Rev., 5.00%, 11/1/18	1,800,000	1,929,006
California State University Rev., 5.00%, 11/1/19	1,000,000	1,098,790
California State University Rev., 5.00%, 11/1/20	1,250,000	1,402,363
California State University Rev., 5.00%, 11/1/21	1,000,000	1,140,180
California State University Rev., 5.00%, 11/1/24	5,000,000	5,651,300
California State University Rev., 5.00%, 11/1/32	1,750,000	1,970,080
California State University Rev., 4.00%, 11/1/45	4,600,000	4,530,034
California State University Rev., VRDN, 4.00%, 11/1/23	4,000,000	4,365,120
California Statewide Communities Development Authority Rev., 5.20%, 1/3/17, Prerefunded at 100% of Par (AGM)(2)	300,000	301,044
California Statewide Communities Development Authority Rev., (Adventist Health System/West Obligated Group), 5.00%, 3/1/23	1,190,000	1,372,379
California Statewide Communities Development Authority Rev., (Adventist Health System/West Obligated Group), 5.00%, 3/1/24	800,000	930,168
California Statewide Communities Development Authority Rev., (Adventist Health System/West Obligated Group), 5.00%, 3/1/25	750,000	878,160
California Statewide Communities Development Authority Rev., (Adventist Health System/West Obligated Group), 5.00%, 3/1/26	1,000,000	1,177,930
California Statewide Communities Development Authority Rev., (Adventist Health System/West Obligated Group), 5.00%, 3/1/27	1,590,000	1,853,399
California Statewide Communities Development Authority Rev., (California Baptist University), 5.30%, 11/1/18	1,110,000	1,148,672
California Statewide Communities Development Authority Rev., (California Baptist University), 5.40%, 11/1/27	1,000,000	1,023,120
California Statewide Communities Development Authority Rev., (CHF-Irvine LLC), 5.00%, 5/15/21	1,225,000	1,332,812
California Statewide Communities Development Authority Rev., (CHF-Irvine LLC), 5.00%, 5/15/22	2,000,000	2,202,560
California Statewide Communities Development Authority Rev., (CHF-Irvine LLC), 5.00%, 5/15/23	1,000,000	1,110,160
California Statewide Communities Development Authority Rev., (CHF-Irvine LLC), 5.00%, 5/15/28	1,000,000	1,104,340
California Statewide Communities Development Authority Rev., (CHF-Irvine LLC), 5.00%, 5/15/29	1,250,000	1,370,850
California Statewide Communities Development Authority Rev., (CHF-Irvine LLC), 5.00%, 5/15/30	1,940,000	2,109,013
California Statewide Communities Development Authority Rev., (Collis P and Howard Huntington Memorial Hospital Obligated Group), 5.00%, 7/1/22	475,000	539,866
California Statewide Communities Development Authority Rev., (Collis P and Howard Huntington Memorial Hospital Obligated Group), 5.00%, 7/1/23	600,000	685,866
California Statewide Communities Development Authority Rev., (Collis P and Howard Huntington Memorial Hospital Obligated Group), 5.00%, 7/1/24	750,000	863,168
California Statewide Communities Development Authority Rev., (Collis P and Howard Huntington Memorial Hospital Obligated Group), 5.00%, 7/1/25	800,000	909,288
California Statewide Communities Development Authority Rev., (Collis P and Howard Huntington Memorial Hospital Obligated Group), 5.00%, 7/1/26	885,000	998,528
California Statewide Communities Development Authority Rev., (Collis P and Howard Huntington Memorial Hospital Obligated Group), 5.00%, 7/1/27	1,880,000	2,104,284
California Statewide Communities Development Authority Rev., (Cottage Health System Obligated Group), 5.00%, 11/1/17	815,000	844,242
California Statewide Communities Development Authority Rev., (Cottage Health System Obligated Group), 4.00%, 11/1/18	200,000	210,070
California Statewide Communities Development Authority Rev., (Cottage Health System Obligated Group), 5.00%, 11/1/18	515,000	550,659
California Statewide Communities Development Authority Rev., (Cottage Health System Obligated Group), 4.00%, 11/1/19	200,000	213,338
California Statewide Communities Development Authority Rev., (Cottage Health System Obligated Group), 5.00%, 11/1/20	100,000	111,667
California Statewide Communities Development Authority Rev., (Cottage Health System Obligated Group), 4.00%, 11/1/21	150,000	163,178

California Statewide Communities Development Authority Rev., (Cottage Health System Obligated Group), 5.00%, 11/1/22	125,000	144,586
California Statewide Communities Development Authority Rev., (Cottage Health System Obligated Group), 5.00%, 11/1/23	150,000	175,766
California Statewide Communities Development Authority Rev., (Cottage Health System Obligated Group), 5.00%, 11/1/24	200,000	233,990
California Statewide Communities Development Authority Rev., (Hebrew Home for Aged Disabled), 3.50%, 11/1/21 (California Mortgage Insurance)	3,000,000	3,122,610
California Statewide Communities Development Authority Rev., (Henry Mayo Newhall Memorial Hospital), 5.00%, 10/1/17, Prerefunded at 100% of Par(2)	1,000,000	1,034,360
California Statewide Communities Development Authority Rev., (Hospital Committee for the Livermore-Pleasanton Areas), 4.80%, 7/15/17(2)	625,000	640,575
California Statewide Communities Development Authority Rev., (Hospital Committee for the Livermore-Pleasanton Areas), 5.00%, 7/15/17, Prerefunded at 100% of Par(2)	2,460,000	2,523,443
California Statewide Communities Development Authority Rev., (John Muir Health), 5.00%, 7/1/20	2,225,000	2,414,103
California Statewide Communities Development Authority Rev., (Kaiser Credit Group), 5.00%, 4/1/19	1,450,000	1,569,190
California Statewide Communities Development Authority Rev., (Kaiser Credit Group), 5.00%, 4/1/42	8,400,000	9,187,668
California Statewide Communities Development Authority Rev., (Kaiser Credit Group), VRDN, 5.00%, 5/1/17	5,000,000	5,083,900
California Statewide Communities Development Authority Rev., (Lancer Educational Housing LLC), 4.00%, 6/1/17(3)	500,000	502,650
California Statewide Communities Development Authority Rev., (Lancer Educational Housing LLC), 4.00%, 6/1/21(3)	2,360,000	2,359,032
California Statewide Communities Development Authority Rev., (Lancer Educational Housing LLC), 4.00%, 6/1/26(3)	3,000,000	2,853,810
California Statewide Communities Development Authority Rev., (Los Angeles Jewish Home for the Aging Obligated Group), 3.00%, 8/1/21 (GA: Jewish Home Foundation/California Mortgage Insurance)	3,900,000	3,903,276
California Statewide Communities Development Authority Rev., (Rady Children's Hospital Obligated Group), 5.00%, 8/15/28	860,000	1,015,694
California Statewide Communities Development Authority Rev., (Redlands Community Hospital), 5.00%, 10/1/21	300,000	332,439
California Statewide Communities Development Authority Rev., (Redlands Community Hospital), 5.00%, 10/1/22	225,000	251,633
California Statewide Communities Development Authority Rev., (Redlands Community Hospital), 5.00%, 10/1/23	400,000	448,836
California Statewide Communities Development Authority Rev., (Redlands Community Hospital), 5.00%, 10/1/28	1,000,000	1,095,730
California Statewide Communities Development Authority Rev., (Redlands Community Hospital), 5.00%, 10/1/29	600,000	653,076
California Statewide Communities Development Authority Rev., (Redlands Community Hospital), 5.00%, 10/1/31	870,000	936,459
California Statewide Communities Development Authority Rev., (Southern California Edison Co.), VRDN, 1.375%, 4/2/18	1,775,000	1,777,804
California Statewide Communities Development Authority Rev., (State Joseph Health System), 5.125%, 7/1/18, Prerefunded at 100% of Par (NATL)(2)	2,000,000	2,126,220
California Statewide Communities Development Authority Rev., (Trinity Health Corp. Obligated Group), 5.00%, 12/1/41	1,570,000	1,727,110
Carson Redevelopment Agency Successor Agency Tax Allocation, 4.00%, 10/1/17	675,000	691,126
Carson Redevelopment Agency Successor Agency Tax Allocation, 5.00%, 10/1/19 (AGM)	315,000	343,378
Chaffey Joint Union High School District GO, 5.00%, 8/1/30	3,125,000	3,522,250
Chaffey Joint Union High School District GO, 5.00%, 8/1/32	1,220,000	1,366,449
Chula Vista Rev., (San Diego Gas & Electric Co.), 1.65%, 7/1/18	8,165,000	8,168,266
City & County of San Francisco COP, 5.00%, 4/1/17	2,440,000	2,474,136
City & County of San Francisco COP, 5.00%, 10/1/19	2,930,000	3,210,635
City & County of San Francisco COP, 5.00%, 4/1/29	1,170,000	1,256,990
City & County of San Francisco GO, 5.00%, 6/15/25	1,880,000	2,174,051
Clovis Unified School District GO, Capital Appreciation, 0.00%, 8/1/24 (NATL)(1)	5,935,000	4,781,889
Corcoran Joint Unified School District COP, VRDN, 2.70%, 12/1/21 (AGM)	4,500,000	4,518,270
Del Mar Race Track Authority Rev., 4.00%, 10/1/19	1,275,000	1,330,080
Del Mar Race Track Authority Rev., 4.00%, 10/1/20	1,330,000	1,396,434
East Side Union High School District GO, 5.00%, 8/1/25	1,405,000	1,600,436
Eastern Municipal Water District COP, 5.00%, 7/1/18, Prerefunded at 100% of Par(2)	1,000,000	1,061,150
Fontana Special Tax, 4.00%, 9/1/18	740,000	769,903
Fontana Special Tax, 4.00%, 9/1/19	390,000	411,204

Fontana Special Tax, 5.00%, 9/1/20	545,000	598,966
Fontana Special Tax, 5.00%, 9/1/22	520,000	585,764
Fontana Special Tax, 5.00%, 9/1/24	575,000	653,838
Foothill-Eastern Transportation Corridor Agency Rev., Capital Appreciation, 0.00%, 1/15/24(4)	1,600,000	1,249,648
Foothill-Eastern Transportation Corridor Agency Rev., 6.25%, 1/15/33	3,000,000	3,395,850
Foothill-Eastern Transportation Corridor Agency Rev., Capital Appreciation, 0.00%, 1/15/42(1)	4,820,000	1,385,605
Foothill-Eastern Transportation Corridor Agency Rev., 6.00%, 1/15/49	3,000,000	3,365,670
Foothill-Eastern Transportation Corridor Agency Rev., VRDN, 5.00%, 1/15/18	3,750,000	3,825,937
Foothill-Eastern Transportation Corridor Agency Rev., VRDN, 5.00%, 1/15/20	5,000,000	5,325,400
Foothill-Eastern Transportation Corridor Agency Rev., VRDN, 5.50%, 1/15/23	2,750,000	3,120,425
Garden Grove Agency Community Development Successor Agency Tax Allocation, 5.00%, 10/1/22 (BAM)	500,000	573,170
Garden Grove Agency Community Development Successor Agency Tax Allocation, 5.00%, 10/1/23 (BAM)	500,000	578,765
Golden State Tobacco Securitization Corp. Rev., 3.00%, 6/1/17	1,000,000	1,009,980
Golden State Tobacco Securitization Corp. Rev., 4.00%, 6/1/18	2,885,000	2,999,073
Golden State Tobacco Securitization Corp. Rev., 5.00%, 6/1/19	1,000,000	1,081,290
Golden State Tobacco Securitization Corp. Rev., 5.00%, 6/1/20	1,000,000	1,100,930
Golden State Tobacco Securitization Corp. Rev., 5.00%, 6/1/21	1,000,000	1,117,660
Golden State Tobacco Securitization Corp. Rev., 5.00%, 6/1/21	3,000,000	3,352,980
Golden State Tobacco Securitization Corp. Rev., Capital Appreciation, 0.00%, 6/1/25 (AGM)(1)	2,000,000	1,497,780
Golden State Tobacco Securitization Corp. Rev., 4.50%, 6/1/27	2,520,000	2,475,119
Golden State Tobacco Securitization Corp. Rev., 5.00%, 6/1/29	6,650,000	7,459,371
Golden State Tobacco Securitization Corp. Rev., 5.00%, 6/1/30	1,000,000	1,114,860
Golden State Tobacco Securitization Corp. Rev., 5.00%, 6/1/33	1,250,000	1,133,950
Grossmont-Cuyamaca Community College District GO, 5.25%, 8/1/27	750,000	872,408
Hayward Area Recreation and Park District COP, 5.125%, 1/1/39	1,750,000	1,910,982
Hemet Unified School District COP, 4.00%, 10/1/30 (AGM)	1,260,000	1,297,170
Hemet Unified School District COP, 4.00%, 10/1/31 (AGM)	1,435,000	1,468,679
Hemet Unified School District COP, 4.00%, 10/1/32 (AGM)	1,365,000	1,388,301
Hemet Unified School District COP, 4.00%, 10/1/33 (AGM)	2,810,000	2,844,113
Huntington Beach Union High School District GO, 5.00%, 8/1/26	3,030,000	3,474,380
Inland Valley Development Agency Tax Allocation, 5.25%, 9/1/37	1,110,000	1,224,441
Inland Valley Development Agency Tax Allocation, 5.00%, 9/1/44	1,175,000	1,263,583
Irvine Special Assessment, 4.00%, 9/2/17	850,000	867,672
Irvine Special Assessment, 4.00%, 9/2/17	360,000	367,826
Irvine Special Assessment, 4.00%, 9/2/18	875,000	912,371
Irvine Special Assessment, 4.00%, 9/2/19	1,400,000	1,481,984
Irvine Special Assessment, 4.00%, 9/2/19	1,375,000	1,459,205
Irvine Special Assessment, 5.00%, 9/2/26	500,000	578,655
Irvine Special Tax, 4.00%, 9/1/26	385,000	400,446
Irvine Special Tax, 4.00%, 9/1/28	1,275,000	1,306,709
Irvine Special Tax, 4.00%, 9/1/30	525,000	528,770
Irvine Special Tax, 5.00%, 9/1/39	1,000,000	1,045,220
Irvine Unified School District Special Tax, 5.00%, 9/1/20	745,000	752,018
Jurupa Public Financing Authority Special Tax, 5.00%, 9/1/23	625,000	717,319
Jurupa Public Financing Authority Special Tax, 5.00%, 9/1/24	680,000	785,278
Jurupa Public Financing Authority Special Tax, 5.00%, 9/1/25	1,000,000	1,143,820
Kaweah Delta Health Care District Rev., 4.00%, 6/1/45	5,000,000	4,646,200
La Quinta Redevelopment Agency Successor Agency Tax Allocation, 5.00%, 9/1/19	1,150,000	1,251,154
La Quinta Redevelopment Agency Successor Agency Tax Allocation, 5.00%, 9/1/20	1,045,000	1,158,424

La Quinta Redevelopment Agency Successor Agency Tax Allocation, 5.00%, 9/1/31	4,265,000	4,782,003
La Verne COP, (Brethren Hillcrest Homes), 5.00%, 5/15/20	640,000	693,146
La Verne COP, (Brethren Hillcrest Homes), 5.00%, 5/15/21	315,000	344,796
La Verne COP, (Brethren Hillcrest Homes), 5.00%, 5/15/22	225,000	249,253
Live Oak Elementary School District/Santa Cruz County COP, 5.00%, 8/1/20 (AGM)	155,000	172,191
Live Oak Elementary School District/Santa Cruz County COP, 5.00%, 8/1/23 (AGM)	305,000	352,174
Live Oak Elementary School District/Santa Cruz County COP, 5.00%, 8/1/24 (AGM)	330,000	383,097
Live Oak Elementary School District/Santa Cruz County COP, 5.00%, 8/1/25 (AGM)	375,000	436,849
Live Oak Elementary School District/Santa Cruz County COP, 5.00%, 8/1/26 (AGM)	335,000	390,788
Live Oak Elementary School District/Santa Cruz County COP, 5.00%, 8/1/27 (AGM)	485,000	561,683
Live Oak Elementary School District/Santa Cruz County COP, 5.00%, 8/1/28 (AGM)	300,000	345,108
Live Oak Elementary School District/Santa Cruz County COP, 5.00%, 8/1/29 (AGM)	330,000	377,012
Live Oak Elementary School District/Santa Cruz County COP, 5.00%, 8/1/32 (AGM)	500,000	559,745
Live Oak Elementary School District/Santa Cruz County COP, 5.00%, 8/1/33 (AGM)	780,000	869,146
Live Oak Elementary School District/Santa Cruz County COP, 5.00%, 8/1/39 (AGM)	1,355,000	1,487,776
Long Beach Bond Finance Authority Rev., 5.00%, 11/15/35 (GA: Merrill Lynch & Co.)	1,215,000	1,349,610
Long Beach Harbor Rev., 5.00%, 11/15/18	17,000,000	18,257,830
Long Beach Marina System Rev., 5.00%, 5/15/23	650,000	725,634
Long Beach Marina System Rev., 5.00%, 5/15/24	250,000	280,095
Long Beach Marina System Rev., 5.00%, 5/15/25	500,000	558,250
Long Beach Marina System Rev., 5.00%, 5/15/27	800,000	885,600
Long Beach Marina System Rev., 5.00%, 5/15/28	600,000	659,244
Long Beach Marina System Rev., 5.00%, 5/15/40	2,500,000	2,646,575
Los Alamitos Unified School District COP, Capital Appreciation, 0.00%, 8/1/42(4)	2,100,000	1,707,027
Los Angeles Community College District GO, 5.00%, 8/1/17, Prerefunded at 100% of Par (NATL)(2)	2,000,000	2,055,840
Los Angeles Community College District GO, 3.00%, 8/1/19	2,800,000	2,915,808
Los Angeles Community College District GO, 5.00%, 6/1/26	2,115,000	2,530,301
Los Angeles County COP, 5.00%, 3/1/21	1,195,000	1,338,042
Los Angeles County COP, 5.00%, 3/1/22	1,000,000	1,136,940
Los Angeles County COP, 5.00%, 3/1/23	1,955,000	2,246,041
Los Angeles County Metropolitan Transportation Authority Rev., 5.00%, 7/1/20	3,000,000	3,346,290
Los Angeles County Metropolitan Transportation Authority Rev., 5.00%, 7/1/21	2,470,000	2,812,885
Los Angeles County Metropolitan Transportation Authority Rev., 5.00%, 7/1/31	1,000,000	1,050,210
Los Angeles County Redevelopment Refunding Authority Redev Agency Successor Agy Tax Allocation, Capital Appreciation, 0.00%, 12/1/19 (AGM)(1)	1,500,000	1,408,155
Los Angeles County Regional Financing Authority Rev., (MonteCedro, Inc.), 3.00%, 11/15/21 (California Mortgage Insurance)	445,000	445,645
Los Angeles County Sanitation Districts Financing Authority Rev., 5.00%, 10/1/23	2,855,000	3,304,748
Los Angeles County Sanitation Districts Financing Authority Rev., 5.00%, 10/1/26	2,700,000	3,121,983
Los Angeles Department of Airports Rev., 5.00%, 5/15/18	750,000	790,920
Los Angeles Department of Airports Rev., 5.00%, 5/15/24	3,040,000	3,369,080
Los Angeles Department of Airports Rev., 5.00%, 5/15/26	1,500,000	1,745,820
Los Angeles Department of Airports Rev., 5.00%, 5/15/27	1,280,000	1,482,189
Los Angeles Department of Airports Rev., 5.00%, 5/15/40	3,000,000	3,258,330
Los Angeles Department of Water Rev., 5.00%, 7/1/24	1,500,000	1,718,775
Los Angeles Department of Water & Power Rev., 5.00%, 7/1/18	780,000	827,697
Los Angeles Department of Water & Power Rev., 5.00%, 7/1/26	1,000,000	1,143,300
Los Angeles Department of Water & Power Rev., 5.00%, 7/1/26	1,300,000	1,502,085
Los Angeles Department of Water & Power Rev., 5.00%, 7/1/27	6,470,000	7,418,955
Los Angeles Department of Water & Power Rev., 5.25%, 7/1/32	3,535,000	3,739,676

Los Angeles Department of Water & Power Rev., 5.25%, 7/1/38	5,000,000	5,266,900
Los Angeles Unified School District COP, 5.00%, 10/1/29	1,700,000	1,915,373
Los Angeles Unified School District GO, 4.00%, 7/1/17	1,000,000	1,018,490
Los Angeles Unified School District GO, 5.00%, 7/1/17, Prerefunded at 100% of Par (AGM)(2)	2,000,000	2,049,000
Los Angeles Unified School District GO, 5.00%, 7/1/18	2,565,000	2,721,414
Los Angeles Unified School District GO, 5.00%, 7/1/18	6,665,000	7,071,432
Los Angeles Unified School District GO, 5.00%, 7/1/21	3,000,000	3,405,150
Los Angeles Unified School District GO, 5.00%, 7/1/24	5,140,000	5,833,026
Los Angeles Unified School District GO, 5.00%, 7/1/24	5,000,000	5,902,350
Los Angeles Unified School District GO, 5.00%, 7/1/26	3,555,000	4,140,295
Los Angeles Unified School District GO, 5.25%, 7/1/26	3,000,000	3,344,550
Los Angeles Unified School District GO, 5.00%, 7/1/27	1,050,000	1,217,381
Los Angeles Unified School District GO, 5.00%, 7/1/29	4,000,000	4,349,000
Los Angeles Unified School District GO, 5.00%, 7/1/30	1,155,000	1,314,020
Los Angeles Wastewater System Rev., 5.75%, 6/1/34	1,325,000	1,452,810
M-S-R Energy Authority Rev., 7.00%, 11/1/34 (GA: Citigroup, Inc.)	5,000,000	6,592,350
M-S-R Energy Authority Rev., 6.50%, 11/1/39 (GA: Citigroup, Inc.)	1,000,000	1,290,920
Menlo Park Community Development Agency Successor Agency Tax Allocation, 3.00%, 10/1/17	650,000	660,465
Menlo Park Community Development Agency Successor Agency Tax Allocation, 4.00%, 10/1/18	885,000	926,055
Menlo Park Community Development Agency Successor Agency Tax Allocation, 5.00%, 10/1/19	420,000	457,960
Menlo Park Community Development Agency Successor Agency Tax Allocation, 5.00%, 10/1/20	325,000	361,647
Metropolitan Water District of Southern California Rev., VRDN, 0.93%, 12/1/16	9,935,000	9,937,186
Milpitas Redevelopment Agency Successor Agency Tax Allocation, 5.00%, 9/1/25	2,325,000	2,720,831
Milpitas Redevelopment Agency Successor Agency Tax Allocation, 5.00%, 9/1/26	6,285,000	7,270,425
Modesto Irrigation District Rev., 5.00%, 10/1/28	1,100,000	1,263,647
Modesto Irrigation District Rev., 5.00%, 10/1/31	1,250,000	1,408,163
Mount San Antonio Community College District GO, 5.00%, 8/1/34	2,000,000	2,236,240
Municipal Improvement Corp. of Los Angeles Rev., 5.00%, 3/1/25	3,000,000	3,394,320
Municipal Improvement Corp. of Los Angeles Rev., 4.00%, 11/1/34	1,800,000	1,822,050
Municipal Improvement Corp. of Los Angeles Rev., 4.00%, 11/1/35	2,250,000	2,268,292
Murrieta Financing Authority Special Tax, 5.00%, 9/1/17	1,000,000	1,026,150
Murrieta Financing Authority Special Tax, 5.00%, 9/1/21	1,200,000	1,328,484
Natomas Unified School District GO, 5.00%, 9/1/26 (BAM)	1,785,000	2,036,399
Newark Unified School District GO, 5.00%, 8/1/44	6,030,000	6,684,858
Newport Beach Rev., (Hoag Memorial Hospital/Newport Healthcare Obligated Group), 6.00%, 12/1/21, Prerefunded at 100% of Par(2)	1,000,000	1,195,130
North Lake Tahoe Public Financing Authority Rev., 4.00%, 12/1/19	1,000,000	1,069,930
Northern California Power Agency Rev., 5.00%, 8/1/19	2,000,000	2,161,660
Northern California Power Agency Rev., 5.00%, 8/1/20	1,515,000	1,673,211
Northern California Power Agency Rev., 5.00%, 8/1/21	2,050,000	2,250,715
Northern California Power Agency Rev., 5.25%, 8/1/22	4,250,000	4,701,477
Northern California Power Agency Rev., 5.00%, 7/1/26	1,750,000	1,987,492
Northern California Power Agency Rev., 5.00%, 7/1/27	2,000,000	2,265,840
Northern California Transmission Agency Rev., 5.00%, 5/1/21	800,000	901,272
Northern California Transmission Agency Rev., 5.00%, 5/1/28	1,000,000	1,170,500
Northern California Transmission Agency Rev., 5.00%, 5/1/29	1,000,000	1,160,670
Northern California Transmission Agency Rev., 5.00%, 5/1/30	1,855,000	2,132,786
Oakland Alameda County Coliseum Authority Rev., 5.00%, 2/1/18	3,345,000	3,488,166
Oakland Alameda County Coliseum Authority Rev., 5.00%, 2/1/25	4,065,000	4,500,849
Oakland Sewer Rev., 5.00%, 6/15/26	1,200,000	1,397,784

Oakland State Building Authority Rev., 5.00%, 12/1/19	2,445,000	2,679,451
Oakland Unified School District/Alameda County GO, 5.00%, 8/1/20	1,670,000	1,859,512
Oakland Unified School District/Alameda County GO, 5.00%, 8/1/21	610,000	688,556
Oakland Unified School District/Alameda County GO, 5.00%, 8/1/22	750,000	844,215
Oakland Unified School District/Alameda County GO, 5.00%, 8/1/22	500,000	569,770
Oakland Unified School District/Alameda County GO, 5.00%, 8/1/23	1,400,000	1,615,222
Oakland Unified School District/Alameda County GO, 5.00%, 8/1/25	650,000	757,205
Oakland Unified School District/Alameda County GO, 5.50%, 8/1/32	2,150,000	2,495,483
Oakland Unified School District/Alameda County GO, 6.625%, 8/1/38	1,410,000	1,678,943
Oakland Unified School District/Alameda County GO, 5.00%, 8/1/40	950,000	1,043,053
Ontario Community Facilities District No. 24 Special Tax, 4.00%, 9/1/20	295,000	308,514
Ontario Community Facilities District No. 24 Special Tax, 4.00%, 9/1/21	285,000	297,996
Ontario Community Facilities District No. 24 Special Tax, 4.00%, 9/1/22	300,000	313,524
Ontario Community Facilities District No. 24 Special Tax, 4.00%, 9/1/23	60,000	62,954
Ontario Public Financing Authority Rev., 5.00%, 7/1/43	2,000,000	2,200,980
Orange County Community Facilities District Special Tax, 5.00%, 8/15/28	1,960,000	2,184,106
Orange County Community Facilities District Special Tax, 5.00%, 8/15/29	2,000,000	2,200,040
Orange County Community Facilities District Special Tax, 5.00%, 8/15/30	2,220,000	2,424,196
Orange County Community Facilities District Special Tax, 5.00%, 8/15/32	2,575,000	2,776,906
Orange County Sanitation District COP, 5.00%, 2/1/17, Prerefunded at 100% of Par (AGM)(2)	2,750,000	2,769,717
Oxnard Financing Authority Rev., 5.00%, 6/1/25 (AGM)	2,000,000	2,293,020
Oxnard Financing Authority Rev., 5.00%, 6/1/26 (AGM)	3,690,000	4,201,840
Oxnard Financing Authority Rev., 5.00%, 6/1/28 (AGM)	1,515,000	1,710,344
Oxnard Financing Authority Rev., 5.00%, 6/1/32 (AGM)	1,000,000	1,106,570
Oxnard School District GO, 3.00%, 8/1/40 (AGM)(4)	2,800,000	2,761,332
Palm Springs Financing Authority Rev., 5.00%, 6/1/23	1,230,000	1,394,845
Palmdale Community Redevelopment Agency Successor Agency Tax Allocation, 5.00%, 9/1/28 (NATL)	2,150,000	2,468,651
Palmdale Community Redevelopment Agency Successor Agency Tax Allocation, 5.00%, 9/1/29 (NATL)	2,075,000	2,366,392
Palmdale Community Redevelopment Agency Successor Agency Tax Allocation, 5.00%, 9/1/30 (NATL)	1,215,000	1,374,080
Palomar Health COP, 5.25%, 11/1/21	755,000	797,393
Palomar Health COP, 6.00%, 11/1/41	1,120,000	1,222,883
Palomar Health GO, Capital Appreciation, 0.00%, 8/1/18 (NATL)(1)	3,615,000	3,512,226
Palomar Health GO, Capital Appreciation, 0.00%, 8/1/38 (AGC)(4)	1,660,000	1,838,815
Palomar Health Rev., 5.00%, 11/1/21	1,375,000	1,509,640
Palomar Health Rev., 5.00%, 11/1/24	2,375,000	2,666,626
Palomar Health Rev., 5.00%, 11/1/27	4,100,000	4,557,068
Palomar Health Rev., 5.00%, 11/1/29	4,585,000	5,004,344
Peralta Community College District GO, 5.00%, 8/1/17	2,085,000	2,142,317
Peralta Community College District GO, 5.00%, 8/1/22	2,145,000	2,473,828
Pittsburg Successor Agency Redevelopment Agency Tax Allocation, 5.00%, 9/1/29 (AGM)	3,000,000	3,421,290
Pomona Public Financing Authority Rev., 3.00%, 6/1/23 (AGM)	500,000	515,230
Pomona Public Financing Authority Rev., 4.00%, 6/1/24 (AGM)	225,000	245,637
Pomona Public Financing Authority Rev., 4.00%, 6/1/25 (AGM)	275,000	298,518
Pomona Public Financing Authority Rev., 4.00%, 6/1/26 (AGM)	275,000	296,238
Pomona Public Financing Authority Rev., 4.00%, 6/1/27 (AGM)	250,000	267,020
Pomona Public Financing Authority Rev., 4.00%, 6/1/28 (AGM)	275,000	290,843
Pomona Public Financing Authority Rev., 4.00%, 6/1/29 (AGM)	275,000	288,285
Port of Oakland Rev., 5.00%, 11/1/17 (NATL)	2,375,000	2,459,906
Porterville Public Financing Authority Rev., 5.625%, 10/1/36	2,500,000	2,840,275

Poway Unified School District GO, Capital Appreciation, 0.00%, 8/1/41(1)	2,780,000	923,822
Poway Unified School District Special Tax, 5.00%, 9/15/17, Prerefunded at 100% of Par (Ambac)(2)	1,150,000	1,187,594
Poway Unified School District Special Tax, 5.00%, 9/15/17, Prerefunded at 100% of Par (Ambac)(2)	1,205,000	1,244,391
Poway Unified School District Special Tax, 5.00%, 9/1/24	1,160,000	1,304,826
Poway Unified School District Special Tax, 5.00%, 9/1/25	1,325,000	1,488,876
Poway Unified School District Public Financing Authority Special Tax, 3.00%, 9/1/17	670,000	678,047
Rancho Mirage Joint Powers Financing Authority Rev., (Eisenhower Medical Center), 5.00%, 7/1/21	1,000,000	1,018,260
Rancho Santa Fe Community Services District Special Tax, 5.125%, 9/1/21, Prerefunded at 100% of Par(2)	790,000	908,200
Rancho Santa Fe Community Services District Special Tax, 5.25%, 9/1/21, Prerefunded at 100% of Par(2)	1,300,000	1,501,877
Rancho Santa Fe Community Services District Special Tax, 5.375%, 9/1/21, Prerefunded at 100% of Par(2)	1,410,000	1,636,939
Regents of the University of California Medical Center Pooled Rev., 5.00%, 5/15/21	5,000,000	5,625,500
Regents of the University of California Medical Center Pooled Rev., 5.00%, 5/15/22	4,000,000	4,563,880
Rio Elementary School District Community Facilities District Special Tax, 5.00%, 9/1/24	700,000	793,219
Riverside County Asset Leasing Corp. Rev., 5.00%, 11/1/43	1,000,000	1,079,960
Riverside County Redevelopment Successor Agency Tax Allocation, 6.50%, 10/1/40	935,000	1,071,968
Riverside County Transportation Commission Rev., Capital Appreciation, 0.00%, 6/1/28(1)	1,000,000	582,370
Riverside County Transportation Commission Rev., Capital Appreciation, 0.00%, 6/1/30(1)	1,000,000	517,460
Riverside County Transportation Commission Rev., 5.25%, 6/1/39	1,335,000	1,504,545
Riverside Sewer Rev., 5.00%, 8/1/25	1,630,000	1,894,745
Riverside Sewer Rev., 5.00%, 8/1/26	3,400,000	3,898,134
Roseville Water Utility Rev. COP, 5.00%, 12/1/26	1,690,000	1,971,976
Roseville Water Utility Rev. COP, 5.00%, 12/1/27	2,250,000	2,611,530
Sacramento City Financing Authority Rev., 5.40%, 11/1/20 (Ambac)	1,760,000	1,910,304
Sacramento County Airport System Rev., 5.00%, 7/1/20	1,000,000	1,104,400
Sacramento County Airport System Rev., 5.00%, 7/1/23	1,000,000	1,088,090
Sacramento County Airport System Rev., 5.00%, 7/1/24	1,000,000	1,098,930
Sacramento County Sanitation Districts Financing Authority Rev., 5.25%, 12/1/21 (NATL)	1,000,000	1,153,980
Sacramento County Sanitation Districts Financing Authority Rev., VRN, 1.09%, 12/1/16 (NATL)	2,500,000	2,163,000
Sacramento Municipal Utility District Rev., 3.00%, 7/1/17	10,000,000	10,126,600
Sacramento Municipal Utility District Rev., 5.70%, 7/1/17 (Ambac)	3,105,000	3,193,213
Sacramento Municipal Utility District Rev., 4.00%, 7/1/18	6,000,000	6,271,860
Sacramento Municipal Utility District Rev., 5.25%, 7/1/24 (Ambac)	3,000,000	3,506,280
Sacramento Municipal Utility District Rev., 5.00%, 8/15/24	1,500,000	1,722,810
Sacramento Municipal Utility District Rev., 5.00%, 8/15/25	5,000,000	5,742,700
Sacramento Municipal Utility District Rev., 5.00%, 8/15/27	3,150,000	3,782,866
Sacramento Municipal Utility District Rev., 5.00%, 8/15/28	1,200,000	1,442,532
Sacramento Redevelopment Agency Successor Agency Tax Allocation, 4.00%, 12/1/18	2,000,000	2,096,260
Sacramento Redevelopment Agency Successor Agency Tax Allocation, 5.00%, 12/1/34 (BAM)	970,000	1,069,716
Sacramento Regional Transit District Rev., 4.00%, 3/1/17	1,000,000	1,006,890
Sacramento Regional Transit District Rev., 5.00%, 3/1/18	250,000	260,720
Salinas Union High School District GO, 0.00%, 8/1/20(1)	5,000,000	4,643,250
San Bernardino Community College District GO, 5.25%, 8/1/18	350,000	373,594
San Bernardino Community College District GO, 5.50%, 8/1/18, Prerefunded at 100% of Par(2)	300,000	321,624
San Bernardino Community College District GO, 6.25%, 8/1/18, Prerefunded at 100% of Par(2)	8,000,000	8,675,600
San Bernardino Community College District GO, Capital Appreciation, 0.00%, 8/1/34(4)	9,840,000	10,221,497
San Bernardino Redevelopment Agency Successor Agency Tax Allocation, 3.00%, 12/1/18 (AGM)	1,725,000	1,779,320
San Bernardino Redevelopment Agency Successor Agency Tax Allocation, 4.00%, 12/1/19 (AGM)	2,665,000	2,845,287
San Bernardino Redevelopment Agency Successor Agency Tax Allocation, 5.00%, 12/1/20 (AGM)	2,915,000	3,262,701
San Bernardino Redevelopment Agency Successor Agency Tax Allocation, 5.00%, 12/1/22 (AGM)	2,310,000	2,653,867

San Bernardino Redevelopment Agency Successor Agency Tax Allocation, 5.00%, 12/1/24 (AGM)	2,310,000	2,688,401
San Bernardino Redevelopment Agency Successor Agency Tax Allocation, 5.00%, 12/1/25 (AGM)	1,275,000	1,488,002
San Buenaventura Rev., (Community Memorial Health System), 8.00%, 12/1/26	2,000,000	2,475,660
San Buenaventura Rev., (Community Memorial Health System), 7.50%, 12/1/41	1,200,000	1,395,816
San Diego Community College District GO, 5.00%, 8/1/30	3,000,000	3,406,680
San Diego Convention Center Expansion Financing Authority Rev., 4.00%, 4/15/17	1,250,000	1,264,263
San Diego Convention Center Expansion Financing Authority Rev., 4.00%, 4/15/18	1,160,000	1,202,665
San Diego County Rev., (Sanford Burnham Prebys Medical Discovery Institute), 4.00%, 11/1/17	300,000	307,914
San Diego County Rev., (Sanford Burnham Prebys Medical Discovery Institute), 5.00%, 11/1/18	300,000	320,535
San Diego County Rev., (Sanford Burnham Prebys Medical Discovery Institute), 5.00%, 11/1/19	300,000	328,074
San Diego County Rev., (Sanford Burnham Prebys Medical Discovery Institute), 5.00%, 11/1/22	1,525,000	1,752,072
San Diego County Rev., (Sanford Burnham Prebys Medical Discovery Institute), 5.00%, 11/1/30	450,000	509,054
San Diego County Regional Airport Authority Rev., 4.00%, 7/1/18	300,000	312,528
San Diego County Regional Airport Authority Rev., 4.00%, 7/1/19	400,000	424,324
San Diego County Regional Airport Authority Rev., 5.00%, 7/1/19	1,290,000	1,397,921
San Diego County Regional Airport Authority Rev., 5.00%, 7/1/21	2,000,000	2,224,600
San Diego County Regional Airport Authority Rev., 5.00%, 7/1/34	750,000	813,788
San Diego County Regional Airport Authority Rev., 5.00%, 7/1/40	740,000	802,937
San Diego County Regional Transportation Commission Rev., 5.00%, 4/1/21	5,940,000	6,745,286
San Diego County Water Authority Financing Corp. Rev., 5.00%, 5/1/25	5,250,000	6,229,282
San Diego County Water Authority Financing Corp. Rev., 5.00%, 5/1/26	2,390,000	2,835,161
San Diego County Water Authority Financing Corp. Rev., 5.00%, 5/1/27	3,485,000	4,101,287
San Diego Public Facilities Financing Authority Rev., 5.00%, 10/15/44	3,970,000	4,341,513
San Diego Public Facilities Financing Authority Tax Allocation, 5.125%, 10/1/22 (AGC)	1,230,000	1,256,617
San Diego Public Facilities Financing Authority Sewer Rev., 5.00%, 5/15/19, Prerefunded at 100% of Par(2)	3,680,000	4,003,509
San Diego Public Facilities Financing Authority Sewer Rev., 5.25%, 5/15/20, Prerefunded at 100% of Par(2)	3,400,000	3,819,594
San Diego Public Facilities Financing Authority Sewer Rev., 5.00%, 5/15/28	10,000,000	11,804,800
San Diego Public Facilities Financing Authority Water Rev., 5.00%, 8/1/18, Prerefunded at 100% of Par(2)	1,000,000	1,063,660
San Diego Public Facilities Financing Authority Water Rev., 5.00%, 8/1/21	2,000,000	2,271,880
San Diego Public Facilities Financing Authority Water Rev., 5.00%, 8/1/24	2,000,000	2,295,360
San Diego Redevelopment Agency Successor Agency Tax Allocation, 5.00%, 9/1/22	1,000,000	1,148,930
San Diego Redevelopment Agency Successor Agency Tax Allocation, 5.00%, 9/1/23	1,000,000	1,162,960
San Diego Unified Port District Rev., 5.00%, 9/1/23	250,000	288,435
San Diego Unified Port District Rev., 5.00%, 9/1/26	750,000	841,853
San Diego Unified School District GO, 5.00%, 7/1/28	5,000,000	5,803,250
San Diego Unified School District GO, Capital Appreciation, 0.00%, 7/1/36(1)	7,895,000	3,405,113
San Francisco Bay Area Rapid Transit District Rev., 5.00%, 7/1/28	1,500,000	1,760,910
San Francisco City & County Airport Comm-San Francisco International Airport Rev., 5.00%, 5/1/17 (AGC)	3,375,000	3,431,869
San Francisco City & County Airport Comm-San Francisco International Airport Rev., 5.00%, 5/1/18 (AGC)	2,000,000	2,103,720
San Francisco City & County Airport Comm-San Francisco International Airport Rev., 5.00%, 5/1/19	1,500,000	1,621,785
San Francisco City & County Airport Comm-San Francisco International Airport Rev., 5.00%, 5/3/21, Prerefunded at 100% of Par(2)	980,000	1,114,427
San Francisco City & County Airport Comm-San Francisco International Airport Rev., 5.00%, 5/3/21, Prerefunded at 100% of Par(2)	1,210,000	1,375,976
San Francisco City & County Airport Comm-San Francisco International Airport Rev., 5.00%, 5/1/22	1,000,000	1,140,310
San Francisco City & County Airport Comm-San Francisco International Airport Rev., 5.00%, 5/1/23	1,500,000	1,724,025
San Francisco City & County Airport Comm-San Francisco International Airport Rev., 5.25%, 5/1/23	3,500,000	3,807,195
San Francisco City & County Airport Comm-San Francisco International Airport Rev., 4.00%, 5/1/24	1,625,000	1,763,694
San Francisco City & County Airport Comm-San Francisco International Airport Rev., 5.00%, 5/1/24	3,045,000	3,435,521
San Francisco City & County Airport Comm-San Francisco International Airport Rev., 5.00%, 5/1/26	1,250,000	1,422,850

San Francisco City & County Airport Comm-San Francisco International Airport Rev., 5.00%, 5/1/29	5,060,000	5,683,847
San Francisco City & County Public Utilities Commission Wastewater Rev., 5.00%, 10/1/21	5,000,000	5,709,050
San Francisco City & County Redevelopment Agency Tax Allocation, 5.00%, 8/1/17(2)	465,000	477,834
San Francisco City & County Redevelopment Agency Tax Allocation, 5.50%, 8/1/18(2)	485,000	519,789
San Francisco City & County Redevelopment Agency Tax Allocation, 6.00%, 8/1/19(2)	510,000	570,578
San Francisco City & County Redevelopment Agency Tax Allocation, 6.00%, 8/1/20(2)	515,000	594,135
San Francisco City & County Redevelopment Agency Tax Allocation, 5.00%, 8/1/21	460,000	516,263
San Francisco City & County Redevelopment Agency Tax Allocation, 5.00%, 8/1/26	425,000	479,213
San Francisco City & County Redevelopment Agency Tax Allocation, 5.00%, 8/1/27	550,000	616,638
San Francisco City & County Redevelopment Agency Tax Allocation, 5.00%, 8/1/28	370,000	411,899
San Francisco City & County Redevelopment Agency Tax Allocation, 5.00%, 8/1/43	1,000,000	1,077,070
San Francisco Public Utilities Commission Water Rev., 5.00%, 5/1/20, Prerefunded at 100% of Par(2)	2,780,000	3,093,612
San Francisco Public Utilities Commission Water Rev., 5.00%, 11/1/28	1,055,000	1,191,791
San Francisco Public Utilities Commission Water Rev., 5.00%, 11/1/35	1,415,000	1,549,142
San Joaquin Hills Transportation Corridor Agency Rev., Capital Appreciation, 0.00%, 1/1/17(1)(2)	1,000,000	999,340
San Joaquin Hills Transportation Corridor Agency Rev., 5.00%, 1/15/34	9,000,000	9,865,800
San Jose Airport Rev., 5.00%, 3/1/27	1,295,000	1,471,547
San Jose Airport Rev., 5.00%, 3/1/28	1,500,000	1,699,575
San Jose Airport Rev., 5.00%, 3/1/30	1,750,000	1,960,787
San Jose Airport Rev., 5.00%, 3/1/31	1,000,000	1,118,380
San Jose Unified School District GO, 5.00%, 8/1/17	1,160,000	1,192,689
San Jose Unified School District GO, 5.00%, 8/1/17	900,000	925,362
San Jose Unified School District GO, 5.00%, 8/1/18	2,100,000	2,236,458
San Jose Unified School District GO, 5.00%, 8/1/19	1,000,000	1,094,670
San Mateo Special Tax, 5.875%, 9/1/32	690,000	760,504
San Mateo County Transit District Rev., 5.25%, 6/1/18 (NATL)(2)	2,680,000	2,845,999
San Mateo Joint Powers Financing Authority Rev., 5.00%, 6/15/17	860,000	878,903
San Mateo Joint Powers Financing Authority Rev., 5.00%, 6/15/18	1,000,000	1,057,370
Santa Clara County Financing Authority Rev., 4.00%, 2/1/17	2,055,000	2,066,179
Santa Clara Electric Rev., 5.00%, 7/1/30	1,000,000	1,103,110
Santa Clara Valley Transportation Authority Rev., 5.00%, 4/1/20	4,000,000	4,440,000
Santa Monica Redevelopment Agency Tax Allocation, 5.00%, 7/1/42	600,000	658,872
Santa Monica Redevelopment Agency Tax Allocation, 5.875%, 7/1/42	600,000	691,716
Santa Monica-Malibu Unified School District GO, 5.00%, 7/1/17	3,375,000	3,457,282
Santa Rosa Wastewater Rev., Capital Appreciation, 0.00%, 9/1/24 (Ambac)(1)	7,000,000	5,607,420
Silicon Valley Clean Water Rev., 5.00%, 8/1/40	2,340,000	2,626,439
Simi Valley Unified School District GO, 5.00%, 8/1/26(5)	1,990,000	2,310,848
Simi Valley Unified School District GO, 5.00%, 8/1/27(5)	1,500,000	1,749,525
Sonoma Community Development Agency Successor Agency Tax Allocation, 5.00%, 6/1/23 (NATL)	1,000,000	1,153,090
Sonoma Community Development Agency Successor Agency Tax Allocation, 5.00%, 6/1/25 (NATL)	1,390,000	1,617,696
Sonoma Community Development Agency Successor Agency Tax Allocation, 5.00%, 6/1/29 (NATL)	1,100,000	1,259,126
South Orange County Public Financing Authority Rev., 4.25%, 6/1/17	2,000,000	2,033,000
South Orange County Public Financing Authority Rev., 4.50%, 6/1/18	2,700,000	2,828,790
South Placer Wastewater Authority Rev., VRN, 0.88%, 12/1/16	4,400,000	4,389,484
Southern California Public Power Authority Rev., 5.00%, 7/1/18	1,880,000	1,994,642
Southern California Public Power Authority Rev., 5.00%, 7/1/18	2,000,000	2,121,960
Southern California Public Power Authority Rev., 6.00%, 7/1/18, Prerefunded at 100% of Par(2)	2,000,000	2,152,660
Southern California Public Power Authority Rev., 5.00%, 7/1/20	4,000,000	4,458,760
Southern California Public Power Authority Rev., 5.00%, 7/1/21	2,780,000	3,152,826

Southern California Public Power Authority Rev., 5.00%, 7/1/22	2,875,000	3,044,941
Southern California Water Replenishment District Rev., 5.00%, 8/1/21	1,000,000	1,138,890
Southwestern Community College District GO, Capital Appreciation, 0.00%, 8/1/46(1)	17,530,000	4,429,130
State of California GO, 5.00%, 2/1/17, Prerefunded at 100% of Par(2)	15,000	15,108
State of California GO, 5.00%, 2/1/17, Prerefunded at 100% of Par(2)	10,000	10,072
State of California GO, 5.00%, 9/1/17	2,500,000	2,577,125
State of California GO, 5.00%, 10/1/17	2,170,000	2,243,997
State of California GO, 5.00%, 11/1/17, Prerefunded at 100% of Par(2)	1,165,000	1,209,468
State of California GO, 5.50%, 4/1/18	2,535,000	2,681,624
State of California GO, 5.00%, 7/1/18(2)	5,435,000	5,767,350
State of California GO, 5.00%, 7/1/18(2)	1,565,000	1,660,700
State of California GO, 5.00%, 8/1/18	805,000	810,506
State of California GO, 5.00%, 9/1/18	1,000,000	1,065,870
State of California GO, 5.00%, 7/1/19(2)	4,505,000	4,919,055
State of California GO, 5.00%, 9/1/19	7,645,000	8,368,752
State of California GO, 5.00%, 3/1/20	1,690,000	1,768,974
State of California GO, 5.00%, 8/1/20	1,020,000	1,026,885
State of California GO, 5.25%, 10/1/20	5,000,000	5,507,950
State of California GO, 5.00%, 9/1/22	2,000,000	2,305,640
State of California GO, 5.00%, 3/1/23	10,000,000	11,585,100
State of California GO, 5.50%, 4/1/24	4,600,000	5,008,802
State of California GO, 5.00%, 8/1/24	130,000	130,840
State of California GO, 5.00%, 8/1/26	4,800,000	5,630,256
State of California GO, 5.00%, 12/1/26	1,045,000	1,200,590
State of California GO, 5.00%, 2/1/27	14,000,000	15,898,960
State of California GO, 5.00%, 2/1/28	5,795,000	6,559,592
State of California GO, 5.00%, 3/1/28	8,000,000	9,217,520
State of California GO, 5.75%, 4/1/28	5,000,000	5,464,450
State of California GO, 5.00%, 11/1/29	2,625,000	2,985,622
State of California GO, 5.75%, 4/1/31	5,000,000	5,476,550
State of California GO, 5.00%, 9/1/31	10,000,000	11,515,400
State of California GO, 5.00%, 11/1/32	725,000	746,453
State of California GO, 6.50%, 4/1/33	5,000,000	5,539,350
State of California GO, 6.00%, 4/1/38	3,000,000	3,280,770
State of California GO, 5.00%, 8/1/45	5,000,000	5,540,650
State of California GO, VRDN, 1.07%, 12/1/16	6,800,000	6,798,912
State of California GO, VRDN, 1.13%, 12/1/16	3,200,000	3,160,736
State of California GO, VRDN, 4.00%, 12/1/21	4,000,000	4,327,880
State of California GO, VRN, 1.45%, 12/1/16	2,000,000	2,007,880
State of California GO, VRN, 1.55%, 12/1/16	800,000	805,328
State of California GO, VRN, 1.70%, 12/1/16	960,000	972,134
State of California Department of Water Resources Rev., 5.00%, 12/1/19, Prerefunded at 100% of Par(2)	905,000	999,817
State of California Department of Water Resources Rev., VRDN, 0.85%, 12/1/16	4,500,000	4,489,740
State of California Department of Water Resources Power Supply Rev., 5.00%, 5/1/17	5,000,000	5,089,200
State of California Department of Water Resources Power Supply Rev., 5.00%, 5/1/18, Prerefunded at 100% of Par(2)	1,800,000	1,899,468
State of California Department of Water Resources Power Supply Rev., 5.00%, 5/1/18	3,000,000	3,162,870
State of California Department of Water Resources Power Supply Rev., 5.00%, 5/1/18, Prerefunded at 100% of Par(2)	1,430,000	1,509,022
State of California Department of Water Resources Power Supply Rev., 5.00%, 5/1/19	7,000,000	7,591,570
State of California Department of Water Resources Power Supply Rev., 5.00%, 5/1/20	14,215,000	15,760,028

State of California Department of Water Resources Power Supply Rev., 5.00%, 5/1/20, Prerefunded at 100% of Par(2)	1,860,000	2,071,798
State of California Department of Water Resources Power Supply Rev., 5.00%, 5/1/20, Prerefunded at 100% of Par(2)	8,000,000	8,910,960
State of California Department of Water Resources Power Supply Rev., 5.00%, 5/1/21	10,000,000	11,318,700
State of California Department of Water Resources Power Supply Rev., 5.00%, 5/1/21	1,140,000	1,256,998
State of California Department of Water Resources Power Supply Rev., 5.00%, 5/1/22	6,835,000	7,529,231
Stockton Public Financing Authority Rev., 5.00%, 9/1/22 (BAM)	1,410,000	1,614,521
Stockton Public Financing Authority Rev., 5.00%, 9/1/23 (BAM)	1,435,000	1,658,501
Stockton Public Financing Authority Rev., 5.00%, 9/1/24 (BAM)	1,090,000	1,266,177
Stockton Public Financing Authority Rev., 5.00%, 9/1/25 (BAM)	2,255,000	2,590,003
Stockton Public Financing Authority Rev., 5.00%, 9/1/26 (BAM)	1,495,000	1,705,930
Stockton Public Financing Authority Rev., 6.25%, 10/1/38	1,500,000	1,767,240
Stockton Public Financing Authority Special Tax, 4.00%, 9/2/20 (BAM)	575,000	615,515
Stockton Public Financing Authority Special Tax, 4.00%, 9/2/21 (BAM)	450,000	483,971
Stockton Public Financing Authority Special Tax, 4.00%, 9/2/22 (BAM)	940,000	1,016,319
Stockton Public Financing Authority Special Tax, 4.00%, 9/2/23 (BAM)	655,000	707,642
Stockton Redevelopment Agency Successor Agency Tax Allocation, 5.00%, 9/1/29 (AGM)	1,500,000	1,663,965
Stockton Redevelopment Agency Successor Agency Tax Allocation, 5.00%, 9/1/30 (AGM)	1,800,000	1,982,268
Stockton Unified School District GO, 5.00%, 8/1/27 (AGM)	530,000	601,926
Stockton Unified School District GO, 5.00%, 8/1/28 (AGM)	255,000	288,270
Stockton Unified School District GO, 5.00%, 8/1/30	11,165,000	12,552,251
Stockton Unified School District GO, 5.00%, 8/1/42 (AGM)	865,000	943,066
Sutter Union High School District GO, Capital Appreciation, 0.00%, 8/1/48 (BAM)(1)	2,470,000	551,625
Temecula Valley Unified School District Financing Authority Special Tax, 4.00%, 9/1/17 (BAM)	415,000	424,055
Temecula Valley Unified School District Financing Authority Special Tax, 5.00%, 9/1/18 (BAM)	325,000	345,355
Temecula Valley Unified School District Financing Authority Special Tax, 5.00%, 9/1/19 (BAM)	265,000	288,786
Temecula Valley Unified School District Financing Authority Special Tax, 5.00%, 9/1/20 (BAM)	400,000	445,204
Temecula Valley Unified School District Financing Authority Special Tax, 5.00%, 9/1/21 (BAM)	515,000	581,950
Temecula Valley Unified School District Financing Authority Special Tax, 5.00%, 9/1/22 (BAM)	275,000	314,889
Tobacco Securitization Authority of Southern California Rev., (San Diego County Tobacco Asset Securitization Corp.), 5.00%, 6/1/37	1,750,000	1,589,018
Town of Hillsborough COP, VRDN, 0.59%, 12/1/16 (SBBPA: Bank of the West)	4,750,000	4,750,000
Tuolumne Wind Project Authority Rev., 5.625%, 1/1/19, Prerefunded at 100% of Par(2)	1,000,000	1,088,710
Tustin Community Facilities District Special Tax, 5.00%, 9/1/22	480,000	538,166
Tustin Community Facilities District Special Tax, 5.00%, 9/1/23	725,000	819,149
Tustin Community Facilities District Special Tax, 5.00%, 9/1/28	1,000,000	1,109,790
Tustin Community Facilities District Special Tax, 5.00%, 9/1/30	1,000,000	1,094,820
Twin Rivers Unified School District COP, VRDN, 3.20%, 6/1/20 (AGM)	3,750,000	3,750,262
Twin Rivers Unified School District COP, VRDN, 3.20%, 6/1/20 (AGM)	1,215,000	1,215,085
University of California Rev., 5.25%, 5/15/17, Prerefunded at 101% of Par(2)	1,910,000	1,968,045
University of California Rev., 5.00%, 5/15/18, Prerefunded at 101% of Par(2)	760,000	810,540
University of California Rev., 5.25%, 5/15/19, Prerefunded at 100% of Par(2)	1,255,000	1,370,661
University of California Rev., 5.25%, 5/15/19, Prerefunded at 100% of Par(2)	2,210,000	2,418,160
University of California Rev., 5.25%, 5/15/19, Prerefunded at 100% of Par(2)	4,285,000	4,679,906
University of California Rev., 5.00%, 5/15/20	1,405,000	1,493,037
University of California Rev., 5.25%, 5/15/23	90,000	92,642
University of California Rev., 5.00%, 5/15/25	7,250,000	8,373,460
University of California Rev., 5.00%, 5/15/26	6,150,000	7,013,706
University of California Rev., 5.00%, 5/15/26	11,300,000	13,241,227
University of California Rev., 4.00%, 5/15/33	4,005,000	4,120,865
University of California Rev., 5.00%, 5/15/40	490,000	518,013

University of California Rev., 5.00%, 5/15/42	1,640,000	1,822,352
University of California Rev., VRDN, 1.40%, 5/15/21	1,650,000	1,606,160
University of California Rev., VRDN, 5.00%, 5/15/23	7,935,000	9,270,937
Upper Santa Clara Valley Joint Powers Authority Rev., 4.00%, 8/1/18	600,000	627,780
Upper Santa Clara Valley Joint Powers Authority Rev., 4.00%, 8/1/19	600,000	639,336
West Contra Costa Unified School District GO, 5.00%, 8/1/30	2,000,000	2,261,900
West Contra Costa Unified School District GO, 5.00%, 8/1/33	3,000,000	3,349,410
West Contra Costa Unified School District GO, 5.00%, 8/1/34	1,200,000	1,336,320
West Contra Costa Unified School District GO, 5.00%, 8/1/35	1,500,000	1,667,175
West Sacramento Financing Authority Special Tax, 5.00%, 9/1/18 (XLCA)	1,490,000	1,575,660
West Sacramento Financing Authority Special Tax, 5.00%, 9/1/19 (XLCA)	995,000	1,073,874
West Sacramento Financing Authority Special Tax, 5.00%, 9/1/20 (XLCA)	1,195,000	1,309,565
Yosemite Community College District GO, Capital Appreciation, 0.00%, 8/1/38(1)	6,000,000	2,356,380
		1,561,706,261
Guam — 0.1%
Guam Government GO, 6.00%, 11/15/19	635,000	680,066
Guam Government Power Authority Rev., 5.00%, 10/1/19 (AGM)	1,000,000	1,079,410
		1,759,476
TOTAL INVESTMENT SECURITIES — 98.4% (Cost $1,537,936,180)		1,563,465,737
OTHER ASSETS AND LIABILITIES — 1.6%		24,970,925
TOTAL NET ASSETS — 100.0%		$1,588,436,662

NOTES TO SCHEDULE OF INVESTMENTS
AGC	-	Assured Guaranty Corporation
AGM	-	Assured Guaranty Municipal Corporation
BAM	-	Build America Mutual Assurance Company
COP	-	Certificates of Participation
GA	-	Guaranty Agreement
GO	-	General Obligation
LOC	-	Letter of Credit
NATL	-	National Public Finance Guarantee Corporation
SBBPA	-	Standby Bond Purchase Agreement
VRDN	-	Variable Rate Demand Note. Interest reset date is indicated. Rate shown is effective at the period end.
VRN	-	Variable Rate Note. Interest reset date is indicated. Rate shown is effective at the period end.
XLCA	-	XL Capital Ltd.

(1)	Security is a zero-coupon bond. Zero-coupon securities are issued at a substantial discount from their value at maturity.

(2)	Escrowed to maturity in U.S. government securities or state and local government securities.

(3)
Security was purchased pursuant to Rule 144A under the Securities Act of 1933 and may be sold in transactions exempt from registration, normally to qualified institutional investors. The aggregate value of these securities at the period end was $8,911,561, which represented 0.6% of total net assets.

(4)	Coupon rate adjusts periodically based upon a predetermined schedule. Interest reset date is indicated. Rate shown is effective at the period end.

(5)	When-issued security. The issue price and yield are fixed on the date of the commitment, but payment and delivery are scheduled for a future date.

SUPPLEMENTARY NOTES TO SCHEDULE OF INVESTMENTS

1. Investment Valuations

The fund determines the fair value of its investments and computes its net asset value per share at the close of regular trading (usually 4 p.m. Eastern time) on the New York Stock Exchange (NYSE) on each day the NYSE is open. The Board of Trustees has adopted valuation policies and procedures to guide the investment advisor in the fund’s investment valuation process and to provide methodologies for the oversight of the fund’s pricing function.

Fixed income securities are valued at the evaluated mean as provided by independent pricing services or at the mean of the most recent bid and asked prices as provided by investment dealers. Municipal securities are valued using market models that consider trade data, quotations from dealers and active market makers, relevant yield curve and spread data, creditworthiness, trade data or market information on comparable securities, and other relevant security specific information.

Open-end management investment companies are valued at the reported net asset value per share.

If the fund determines that the market price for an investment is not readily available or the valuation methods mentioned above do not reflect an investment’s fair value, such investment is valued as determined in good faith by the Board of Trustees or its delegate, in accordance with policies and procedures adopted by the Board of Trustees. In its determination of fair value, the fund may review several factors including, but not limited to, market information regarding the specific investment or comparable investments and correlation with other investment types, futures indices or general market indicators. Circumstances that may cause the fund to use these procedures to value an investment include, but are not limited to: an investment has been declared in default or is distressed; trading in a security has been suspended during the trading day or a security is not actively trading on its principal exchange; prices received from a regular pricing source are deemed unreliable; or there is a foreign market holiday and no trading occurred.

The fund monitors for significant events occurring after the close of an investment’s primary exchange but before the fund’s net asset value per share is determined. Significant events may include, but are not limited to: corporate announcements and transactions; governmental action and political unrest that could impact a specific investment or an investment sector; or armed conflicts, natural disasters and similar events that could affect investments in a specific country or region.

2. Fair Value Measurements

The fund’s investments valuation process is based on several considerations and may use multiple inputs to determine the fair value of the investments held by the fund. In conformity with accounting principles generally accepted in the United States of America, the inputs used to determine a valuation are classified into three broad levels.

• Level 1 valuation inputs consist of unadjusted quoted prices in an active market for identical investments.

• Level 2 valuation inputs consist of direct or indirect observable market data (including quoted prices for comparable investments, evaluations of subsequent market events, interest rates, prepayment speeds, credit risk, etc.). These inputs also consist of quoted prices for identical investments initially expressed in local currencies that are adjusted through translation into U.S. dollars.

• Level 3 valuation inputs consist of unobservable data (including a fund’s own assumptions).

The level classification is based on the lowest level input that is significant to the fair valuation measurement. The valuation inputs are not necessarily an indication of the risks associated with investing in these securities or other financial instruments. There were no significant transfers between levels during the period.

As of period end, the fund’s investment securities were classified as Level 2. The Schedule of Investments provides additional information on the fund’s portfolio holdings.

3. Federal Tax Information

As of November 30, 2016, the components of investments for federal income tax purposes were as follows:

Federal tax cost of investments	$1,537,936,180
Gross tax appreciation of investments	$47,146,025
Gross tax depreciation of investments	(21,616,468)
Net tax appreciation (depreciation) of investments	$25,529,557

The cost of investments for federal income tax purposes was the same as the cost for financial reporting purposes.

This schedule of investments provides information about the fund’s portfolio holdings as of the date on the schedule. It is unaudited, and American Century Investments assumes no obligation to update or supplement the schedule to reflect subsequent changes. More information is available in the fund’s most recent annual or semiannual shareholder report.

American Century Investments®
Quarterly Portfolio Holdings
California Long-Term Tax-Free Fund
November 30, 2016

California Long-Term Tax-Free - Schedule of Investments
NOVEMBER 30, 2016 (UNAUDITED)

	Shares/ Principal Amount ($)	Value ($)
MUNICIPAL SECURITIES — 98.5%
California — 97.8%
91 Express Lanes Toll Road Rev., 5.00%, 8/15/25	1,000,000	1,144,290
ABAG Finance Authority for Nonprofit Corps. Rev., (Sharp Healthcare Obligated Group), 6.00%, 8/1/30	1,000,000	1,143,820
ABAG Finance Authority for Nonprofit Corps. Rev., (Sharp Healthcare Obligated Group), 6.25%, 8/1/39	1,200,000	1,324,956
ABAG Finance Authority for Nonprofit Corps. Rev., (Sharp Healthcare Obligated Group), 5.00%, 8/1/43	500,000	546,420
Alameda Corridor Transportation Authority Rev., 0.00%, 10/1/32 (NATL)(1)	1,000,000	521,390
Alameda Corridor Transportation Authority Rev., 0.00%, 10/1/35 (NATL)(1)	3,750,000	1,659,562
Alameda Corridor Transportation Authority Rev., 5.00%, 10/1/37	1,000,000	1,071,360
Alum Rock Union Elementary School District GO, 6.00%, 8/1/39	1,000,000	1,204,090
Anaheim Public Financing Authority Rev., 5.25%, 4/1/19, Prerefunded at 100% of Par(2)	2,500,000	2,724,350
Anaheim Public Financing Authority Rev., 5.375%, 10/1/36	300,000	336,144
Anaheim Public Financing Authority Rev., 5.00%, 5/1/46	2,200,000	2,391,466
Bay Area Toll Authority Rev., 5.00%, 4/1/43	2,655,000	2,903,110
Bay Area Toll Authority Rev., 5.00%, 10/1/54	1,500,000	1,612,500
Bay Area Toll Authority Rev., VRDN, 1.25%, 12/1/16	550,000	549,808
Bay Area Toll Authority Rev., VRDN, 1.65%, 12/1/16	1,250,000	1,251,337
Bay Area Toll Authority Rev., VRDN, 1.80%, 12/1/16	500,000	502,530
California Educational Facilities Authority Rev., (Chapman University), 5.00%, 4/1/25	285,000	328,691
California Educational Facilities Authority Rev., (Claremont Mckenna College), 5.00%, 1/1/32	750,000	855,060
California Educational Facilities Authority Rev., (Harvey Mudd College), 5.25%, 12/1/41	2,000,000	2,241,480
California Educational Facilities Authority Rev., (Santa Clara University), 5.625%, 4/1/18, Prerefunded at 100% of Par(2)	4,675,000	4,955,406
California Educational Facilities Authority Rev., (Santa Clara University), 5.625%, 4/1/37	325,000	341,773
California Educational Facilities Authority Rev., (University of Redlands), 5.00%, 10/1/36	500,000	547,175
California Educational Facilities Authority Rev., (University of Redlands), 5.00%, 10/1/37	500,000	547,175
California Educational Facilities Authority Rev., (University of Redlands), 5.00%, 10/1/38	500,000	546,765
California Educational Facilities Authority Rev., (University of Southern California), 5.00%, 10/1/18, Prerefunded at 100% of Par(2)	2,000,000	2,140,420
California Educational Facilities Authority Rev., (University of the Pacific), 5.00%, 11/1/33	500,000	553,390
California Health Facilities Financing Authority Rev., (Adventist Health System/West Obligated Group), 4.00%, 3/1/22	1,200,000	1,300,692
California Health Facilities Financing Authority Rev., (Adventist Health System/West Obligated Group), 4.00%, 3/1/39	1,385,000	1,303,063
California Health Facilities Financing Authority Rev., (Cedars-Sinai Medical Center), 5.00%, 11/15/32	400,000	444,816
California Health Facilities Financing Authority Rev., (Cedars-Sinai Medical Center), 4.00%, 8/15/39	1,500,000	1,482,270
California Health Facilities Financing Authority Rev., (Children's Hospital of Orange County), 6.50%, 11/1/38 (GA: Children's Healthcare of California)	4,500,000	5,046,885
California Health Facilities Financing Authority Rev., (Dignity Health Obligated Group), 6.00%, 7/1/39	3,400,000	3,712,222
California Health Facilities Financing Authority Rev., (Lucile Salter Packard Children's Hospital at Stanford Obligated Group), 5.00%, 8/15/43	1,000,000	1,077,400
California Health Facilities Financing Authority Rev., (Lucile Salter Packard Children's Hospital at Stanford Obligated Group), VRDN, 1.45%, 3/15/17, Prerefunded at 100% of Par(2)	150,000	150,260
California Health Facilities Financing Authority Rev., (Providence St. Joseph Health Obligated Group), 6.50%, 10/1/18, Prerefunded at 100% of Par(2)	1,000,000	1,097,390
California Health Facilities Financing Authority Rev., (Providence St. Joseph Health Obligated Group), 5.00%, 10/1/28	1,180,000	1,345,141
California Health Facilities Financing Authority Rev., (Providence St. Joseph Health Obligated Group), 5.00%, 7/1/37	180,000	196,861
California Health Facilities Financing Authority Rev., (Providence St. Joseph Health Obligated Group), 5.75%, 7/1/39	1,000,000	1,086,120
California Health Facilities Financing Authority Rev., (Providence St. Joseph Health Obligated Group), 5.50%, 10/1/39	1,000,000	1,087,340
California Health Facilities Financing Authority Rev., (Sutter Health Obligated Group), 6.00%, 8/15/42	1,500,000	1,696,140

California Health Facilities Financing Authority Rev., (Sutter Health Obligated Group), 5.00%, 8/15/43	720,000	779,623
California Health Facilities Financing Authority Rev., (Sutter Health Obligated Group), 5.00%, 11/15/46	2,000,000	2,155,560
California Health Facilities Financing Authority Rev., (Sutter Health Obligated Group), 5.00%, 8/15/52	1,500,000	1,614,795
California Infrastructure & Economic Development Bank Rev., (Academy of Motion Picture Arts and Sciences Obligated Group), 5.00%, 11/1/41	740,000	817,722
California Infrastructure & Economic Development Bank Rev., (California Science Center Foundation), 5.00%, 5/1/30	1,000,000	1,123,880
California Infrastructure & Economic Development Bank Rev., (Colburn School), VRDN, 1.55%, 12/1/16	935,000	940,732
California Infrastructure & Economic Development Bank Rev., (Museum Associates), VRDN, 2.16%, 12/1/16	1,000,000	1,008,120
California Infrastructure & Economic Development Bank Rev., (Pacific Gas & Electric Co.), VRDN, 0.58%, 12/1/16 (LOC: Union Bank N.A.)	1,020,000	1,020,000
California Infrastructure & Economic Development Bank Rev., (Walt Disney Family Museum LLC), 5.00%, 2/1/30 (GA: Walt & Lilly Disney Foundation)	550,000	618,338
California Infrastructure & Economic Development Bank Rev., (Walt Disney Family Museum LLC), 4.00%, 2/1/32 (GA: Walt & Lilly Disney Foundation)	900,000	916,587
California Municipal Finance Authority Rev., (American Heritage Education Foundation), 5.00%, 6/1/46	500,000	520,395
California Municipal Finance Authority Rev., (Azusa Pacific University), 8.00%, 4/1/21, Prerefunded at 100% of Par(2)	665,000	833,531
California Municipal Finance Authority Rev., (Azusa Pacific University), 5.00%, 4/1/41	500,000	521,960
California Municipal Finance Authority Rev., (California Baptist University), 5.00%, 11/1/36(3)	1,000,000	980,190
California Municipal Finance Authority Rev., (Community Hospitals of Central California Obligated Group), 5.00%, 2/1/40	1,420,000	1,507,884
California Municipal Finance Authority Rev., (Community Hospitals of Central California Obligated Group), 5.00%, 2/1/46	1,000,000	1,052,660
California Municipal Finance Authority Rev., (Emerson College), 6.00%, 1/1/42	2,000,000	2,280,000
California Municipal Finance Authority Rev., (Northbay Healthcare Group Obligated Group), 5.00%, 11/1/26	790,000	885,859
California Municipal Finance Authority Rev., (Touro College and University System Obligated Group), 5.25%, 1/1/34	300,000	315,441
California Municipal Finance Authority Rev., (Touro College and University System Obligated Group), 5.25%, 1/1/40	1,000,000	1,040,360
California Municipal Finance Authority Rev., (University of La Verne), 6.25%, 6/1/40	1,000,000	1,123,380
California Municipal Finance Authority Rev., (University of the Pacific), 5.00%, 11/1/48	1,750,000	1,874,460
California Pollution Control Financing Authority Rev., (Poseidon Resources Channelside LP), 5.00%, 11/21/45(3)	1,000,000	1,000,200
California School Finance Authority Rev., (Aspire Public Schools Obligated Group), 5.00%, 8/1/46(3)	250,000	258,405
California State Public Works Board Rev., 5.00%, 9/1/22, Prerefunded at 100% of Par(2)	500,000	583,085
California State Public Works Board Rev., 5.00%, 9/1/23, Prerefunded at 100% of Par(2)	1,865,000	2,193,520
California State Public Works Board Rev., 5.25%, 12/1/26	1,000,000	1,137,220
California State Public Works Board Rev., 5.75%, 11/1/29	1,685,000	1,874,714
California State Public Works Board Rev., 5.75%, 10/1/30	2,000,000	2,206,300
California State Public Works Board Rev., 5.00%, 4/1/37	2,170,000	2,389,192
California State Public Works Board Rev., 5.00%, 11/1/38	1,500,000	1,664,400
California State University Rev., 5.25%, 5/1/19, Prerefunded at 100% of Par(2)	2,230,000	2,436,520
California State University Rev., 4.00%, 11/1/45	1,005,000	989,714
California Statewide Communities Development Authority Rev., (Adventist Health System/West Obligated Group), 5.00%, 3/1/35	715,000	794,329
California Statewide Communities Development Authority Rev., (American Baptist Homes of the West Obligated Group), 5.00%, 10/1/45	600,000	633,282
California Statewide Communities Development Authority Rev., (CHF-Irvine LLC), 5.00%, 5/15/40	1,200,000	1,261,836
California Statewide Communities Development Authority Rev., (Collis P and Howard Huntington Memorial Hospital Obligated Group), 5.00%, 7/1/34	500,000	537,160
California Statewide Communities Development Authority Rev., (Collis P and Howard Huntington Memorial Hospital Obligated Group), 5.00%, 7/1/44	1,300,000	1,374,711
California Statewide Communities Development Authority Rev., (Cottage Health System Obligated Group), 5.25%, 11/1/30	1,000,000	1,089,550
California Statewide Communities Development Authority Rev., (Henry Mayo Newhall Memorial Hospital), 5.25%, 10/1/43 (AGM)	750,000	820,935
California Statewide Communities Development Authority Rev., (Kaiser Credit Group), 5.00%, 4/1/42	2,780,000	3,040,681
California Statewide Communities Development Authority Rev., (Redlands Community Hospital), 5.00%, 10/1/46	1,500,000	1,574,805

California Statewide Communities Development Authority Rev., (Trinity Health Corp. Obligated Group), 5.00%, 12/1/41	500,000	550,035
Carson Redevelopment Agency Successor Agency Tax Allocation, 5.00%, 10/1/19 (AGM)	485,000	528,694
Carson Redevelopment Agency Successor Agency Tax Allocation, 5.00%, 10/1/20 (AGM)	785,000	871,829
Cathedral City Redevelopment Agency Successor Agency Tax Allocation, 5.00%, 8/1/28 (AGM)	1,190,000	1,336,251
City & County of San Francisco COP, 5.00%, 4/1/29	1,170,000	1,256,989
Contra Costa Water District Rev., 3.00%, 10/1/21	1,750,000	1,832,950
Del Mar Race Track Authority Rev., 5.00%, 10/1/35	660,000	700,115
Foothill-Eastern Transportation Corridor Agency Rev., Capital Appreciation, 0.00%, 1/15/24(4)	700,000	546,721
Foothill-Eastern Transportation Corridor Agency Rev., Capital Appreciation, 0.00%, 1/15/33(1)	750,000	346,583
Foothill-Eastern Transportation Corridor Agency Rev., Capital Appreciation, 0.00%, 1/15/42(1)	1,250,000	359,338
Foothill-Eastern Transportation Corridor Agency Rev., 6.50%, 1/15/43	500,000	569,655
Foothill-Eastern Transportation Corridor Agency Rev., 5.75%, 1/15/46	1,000,000	1,102,170
Foothill-Eastern Transportation Corridor Agency Rev., 6.00%, 1/15/49	3,250,000	3,646,142
Foothill-Eastern Transportation Corridor Agency Rev., VRDN, 5.50%, 1/15/23	1,000,000	1,134,700
Golden State Tobacco Securitization Corp. Rev., Capital Appreciation, 0.00%, 6/1/25 (AGM)(1)	1,000,000	748,890
Golden State Tobacco Securitization Corp. Rev., 4.50%, 6/1/27	1,195,000	1,173,717
Golden State Tobacco Securitization Corp. Rev., 5.00%, 6/1/33	750,000	680,370
Grossmont Union High School District GO, 5.00%, 8/1/43	1,000,000	1,096,590
Hayward Area Recreation and Park District COP, 5.125%, 1/1/39	1,000,000	1,091,990
Inland Valley Development Agency Tax Allocation, 5.25%, 9/1/37	555,000	612,221
Inland Valley Development Agency Tax Allocation, 5.00%, 9/1/44	590,000	634,480
Irvine Special Assessment, 4.00%, 9/2/17	365,000	372,588
Irvine Special Assessment, 4.00%, 9/2/18	375,000	391,016
Irvine Special Assessment, 4.00%, 9/2/19	600,000	635,136
Irvine Special Assessment, 5.00%, 9/2/26	1,000,000	1,157,310
Irvine Special Assessment, VRDN, 0.55%, 12/1/16 (LOC: State Street Bank & Trust Co.)	1,200,000	1,200,000
Irvine Special Assessment, VRDN, 0.55%, 12/1/16 (LOC: U.S. Bank N.A.)	1,700,000	1,700,000
Irvine Special Tax, 4.00%, 9/1/31	400,000	400,300
Irvine Special Tax, 5.00%, 9/1/49	1,000,000	1,041,060
Kaweah Delta Health Care District Rev., 4.00%, 6/1/45	1,250,000	1,161,550
La Verne COP, (Brethren Hillcrest Homes), 5.00%, 5/15/29	635,000	680,053
Live Oak Elementary School District/Santa Cruz County COP, 5.00%, 8/1/39 (AGM)	1,850,000	2,031,281
Long Beach Bond Finance Authority Rev., 5.00%, 11/15/35 (GA: Merrill Lynch & Co.)	330,000	366,561
Long Beach Bond Finance Authority Rev., 5.50%, 11/15/37 (GA: Merrill Lynch & Co.)	695,000	808,368
Long Beach Marina System Rev., 5.00%, 5/15/40	1,250,000	1,323,287
Los Alamitos Unified School District COP, Capital Appreciation, 0.00%, 8/1/24(4)	1,100,000	894,157
Los Angeles Community College District GO, 2.00%, 8/1/22	450,000	448,182
Los Angeles County Regional Financing Authority Rev., (MonteCedro, Inc.), 3.00%, 11/15/21 (California Mortgage Insurance)	135,000	135,196
Los Angeles County Sanitation Districts Financing Authority Rev., 5.00%, 10/1/35	1,500,000	1,657,665
Los Angeles Department of Airports Rev., 5.25%, 5/15/18, Prerefunded at 100% of Par(2)	2,120,000	2,247,115
Los Angeles Department of Airports Rev., 5.00%, 5/15/40	2,000,000	2,169,440
Los Angeles Department of Airports Rev., 5.00%, 5/15/40	1,000,000	1,086,110
Los Angeles Department of Water & Power Rev., 5.00%, 7/1/19	1,000,000	1,089,780
Los Angeles Department of Water & Power Rev., 5.25%, 7/1/38	4,000,000	4,213,520
Los Angeles Unified School District GO, 4.00%, 7/1/17	1,000,000	1,018,490
Los Angeles Unified School District GO, 5.00%, 7/1/17, Prerefunded at 100% of Par (AGM)(2)	1,020,000	1,044,990
Los Angeles Unified School District GO, 5.00%, 7/1/18	2,000,000	2,121,960
Los Angeles Unified School District GO, 5.00%, 7/1/18	1,280,000	1,358,054
Los Angeles Unified School District GO, 5.25%, 7/1/26	1,000,000	1,114,850

Los Angeles Unified School District GO, 5.00%, 7/1/29	2,000,000	2,174,500
Los Angeles Unified School District GO, 5.00%, 7/1/30	690,000	784,999
M-S-R Energy Authority Rev., 7.00%, 11/1/34 (GA: Citigroup, Inc.)	1,000,000	1,318,470
M-S-R Energy Authority Rev., 7.00%, 11/1/34 (GA: Citigroup, Inc.)	880,000	1,160,254
M-S-R Energy Authority Rev., 6.50%, 11/1/39 (GA: Citigroup, Inc.)	425,000	548,641
Manhattan Beach Unified School District GO, Capital Appreciation, 0.00%, 9/1/29(1)	5,905,000	3,740,109
Modesto Irrigation District COP, 5.75%, 10/1/34	2,500,000	2,700,650
Modesto Irrigation District Rev., 5.00%, 10/1/34	1,000,000	1,101,980
Municipal Improvement Corp. of Los Angeles Rev., 4.00%, 11/1/34	600,000	607,350
Municipal Improvement Corp. of Los Angeles Rev., 4.00%, 11/1/35	750,000	756,098
New Haven Unified School District GO, 12.00%, 8/1/18 (AGM)	880,000	1,036,904
New Haven Unified School District GO, 5.00%, 8/1/45	1,500,000	1,658,655
Newport Beach Rev., (Hoag Memorial Hospital/Newport Healthcare Obligated Group), 6.00%, 12/1/21, Prerefunded at 100% of Par(2)	1,000,000	1,195,130
North Lake Tahoe Public Financing Authority Rev., 5.00%, 12/1/21	500,000	568,260
Oakland Unified School District/Alameda County GO, 5.50%, 8/1/32	1,000,000	1,160,690
Oakland Unified School District/Alameda County GO, 6.625%, 8/1/38	460,000	547,740
Oakland Unified School District/Alameda County GO, 5.00%, 8/1/40	450,000	494,078
Ontario Public Financing Authority Rev., 5.00%, 7/1/43	1,000,000	1,100,490
Orange County Community Facilities District Special Tax, 5.00%, 8/15/35	1,000,000	1,068,310
Oxnard Financing Authority Rev., 5.00%, 6/1/32 (AGM)	1,500,000	1,659,855
Oxnard Financing Authority Rev., 5.00%, 6/1/33 (AGM)	1,000,000	1,102,390
Oxnard School District GO, 3.00%, 8/1/20 (AGM)(4)	700,000	690,333
Palomar Health COP, 6.75%, 11/1/19, Prerefunded at 100% of Par(2)	500,000	572,430
Palomar Health COP, 6.00%, 11/1/41	750,000	818,895
Palomar Health GO, Capital Appreciation, 0.00%, 8/1/19 (AGC)(4)	1,670,000	1,849,892
Palomar Health Rev., 5.00%, 11/1/39	1,830,000	1,936,433
Palos Verdes Peninsula Unified School District GO, 0.00%, 8/1/33(1)	2,600,000	1,436,760
Paramount Unified School District GO, Capital Appreciation, 0.00%, 8/1/51 (BAM)(1)	7,500,000	805,350
Pomona Public Financing Authority Rev., 4.00%, 6/1/36 (AGM)	1,045,000	1,054,060
Pomona Unified School District GO, 6.55%, 8/1/29 (NATL)	1,000,000	1,266,110
Pomona Unified School District GO, 6.15%, 8/1/30 (NATL)	855,000	1,010,217
Port of Los Angeles Rev., 5.00%, 8/1/27	500,000	543,045
Porterville Public Financing Authority Rev., 5.625%, 10/1/36	1,500,000	1,704,165
Poway Unified School District GO, Capital Appreciation, 0.00%, 8/1/41(1)	2,110,000	701,174
Poway Unified School District Rev., 7.875%, 9/15/39	1,010,000	1,134,988
Riverside County Asset Leasing Corp. Rev., 5.00%, 11/1/43	1,000,000	1,079,960
Riverside County Redevelopment Successor Agency Tax Allocation, 6.50%, 10/1/40	625,000	716,556
Riverside County Transportation Commission Rev., Capital Appreciation, 0.00%, 6/1/31(1)	1,555,000	761,375
Riverside Sewer Rev., 5.00%, 8/1/40	500,000	543,940
Sacramento County Airport System Rev., 5.625%, 7/1/29	1,000,000	1,060,260
Sacramento County Sanitation Districts Financing Authority Rev., VRN, 1.09%, 12/1/16 (NATL)	1,500,000	1,297,800
Sacramento Municipal Utility District Rev., 5.00%, 8/15/28	1,050,000	1,262,215
Sacramento Redevelopment Agency Successor Agency Tax Allocation, 5.00%, 12/1/34 (BAM)	385,000	424,578
San Bernardino Community College District GO, Capital Appreciation, 0.00%, 8/1/19(4)	7,400,000	7,686,898
San Buenaventura Rev., (Community Memorial Health System), 7.50%, 12/1/41	1,350,000	1,570,293
San Diego County Rev., (Sanford Burnham Prebys Medical Discovery Institute), 5.00%, 11/1/25	275,000	322,174
San Diego County Rev., (Sanford Burnham Prebys Medical Discovery Institute), 5.00%, 11/1/26	850,000	988,168
San Diego County Rev., (Sanford Burnham Prebys Medical Discovery Institute), 5.00%, 11/1/30	225,000	254,527
San Diego County Regional Airport Authority Rev., 5.00%, 7/1/40	1,500,000	1,627,575

San Diego County Regional Airport Authority Rev., 5.00%, 7/1/43	1,000,000	1,080,190
San Diego Public Facilities Financing Authority Rev., 5.00%, 10/15/44	1,300,000	1,421,654
San Diego Public Facilities Financing Authority Water Rev., 5.00%, 8/1/30	2,000,000	2,231,700
San Diego Unified Port District Rev., 5.00%, 9/1/24	500,000	570,635
San Diego Unified School District GO, Capital Appreciation, 0.00%, 7/1/44(1)	2,880,000	848,390
San Diego Unified School District GO, Capital Appreciation, 0.00%, 7/1/49(1)	1,000,000	234,540
San Francisco City & County Airport Comm-San Francisco International Airport Rev., 5.25%, 5/1/23	3,000,000	3,263,310
San Francisco City & County Airport Comm-San Francisco International Airport Rev., 5.00%, 5/1/40	2,150,000	2,328,256
San Francisco City & County Redevelopment Agency Tax Allocation, 6.625%, 2/1/21, Prerefunded at 100% of Par(2)	500,000	597,840
San Francisco City & County Redevelopment Agency Tax Allocation, 5.00%, 8/1/31	400,000	439,752
San Francisco City & County Redevelopment Agency Tax Allocation, 5.00%, 8/1/43	500,000	538,535
San Francisco Public Utilities Commission Water Rev., 5.00%, 11/1/41	1,000,000	1,119,290
San Francisco Public Utilities Commission Water Rev., 5.00%, 11/1/45	1,000,000	1,082,000
San Joaquin Hills Transportation Corridor Agency Rev., 5.00%, 1/15/34	1,000,000	1,096,200
San Joaquin Hills Transportation Corridor Agency Rev., 5.00%, 1/15/44	1,000,000	1,048,860
San Joaquin Hills Transportation Corridor Agency Rev., 5.25%, 1/15/44	1,000,000	1,089,190
San Mateo Special Tax, 5.875%, 9/1/32	685,000	754,993
San Mateo Special Tax, 5.50%, 9/1/44	750,000	799,710
Santa Clara Electric Rev., 5.00%, 7/1/30	500,000	551,555
Santa Cruz County Redevelopment Agency Tax Allocation, 5.00%, 9/1/35 (AGM)	1,500,000	1,658,760
Santa Monica Redevelopment Agency Tax Allocation, 5.00%, 7/1/42	400,000	439,248
Santa Monica Redevelopment Agency Tax Allocation, 5.875%, 7/1/42	400,000	461,144
Santa Rosa Wastewater Rev., Capital Appreciation, 0.00%, 9/1/24 (Ambac)(1)	2,000,000	1,602,120
Silicon Valley Clean Water Rev., 5.00%, 8/1/45	1,205,000	1,346,744
Sonoma Community Development Agency Successor Agency Tax Allocation, 5.00%, 6/1/33 (NATL)	1,325,000	1,485,630
South Placer Wastewater Authority Rev., VRN, 0.88%, 12/1/16	1,650,000	1,646,056
Southern California Public Power Authority Rev., 5.00%, 7/1/17	1,050,000	1,075,536
Southwestern Community College District GO, Capital Appreciation, 0.00%, 8/1/46(1)	5,775,000	1,459,111
State of California GO, 5.00%, 2/1/27	3,000,000	3,406,920
State of California GO, 5.00%, 2/1/28	1,000,000	1,131,940
State of California GO, 5.00%, 3/1/28	2,000,000	2,304,380
State of California GO, 5.25%, 9/1/32	2,000,000	2,267,020
State of California GO, 6.50%, 4/1/33	2,500,000	2,769,675
State of California GO, 5.00%, 4/1/38	2,500,000	2,597,000
State of California GO, 6.00%, 4/1/38	2,500,000	2,733,975
State of California GO, 6.00%, 11/1/39	5,000,000	5,572,850
State of California GO, 5.50%, 3/1/40	3,000,000	3,316,170
State of California GO, 5.00%, 10/1/41	2,000,000	2,219,620
State of California GO, 5.00%, 8/1/45	2,795,000	3,097,223
State of California GO, VRDN, 1.07%, 12/1/16	1,700,000	1,699,728
State of California GO, VRDN, 1.13%, 12/1/16	800,000	790,184
State of California GO, VRN, 1.45%, 12/1/16	2,000,000	2,007,880
State of California GO, VRN, 1.55%, 12/1/16	800,000	805,328
State of California GO, VRN, 1.70%, 12/1/16	960,000	972,134
State of California Department of Water Resources Power Supply Rev., 5.00%, 5/1/18, Prerefunded at 100% of Par(2)	715,000	754,511
State of California Department of Water Resources Power Supply Rev., 5.00%, 5/1/18	1,000,000	1,054,290
Stockton Public Financing Authority Rev., 5.00%, 9/1/27 (BAM)	1,000,000	1,136,640
Stockton Public Financing Authority Rev., 6.25%, 10/1/40	750,000	883,620
Stockton Redevelopment Agency Successor Agency Tax Allocation, 5.00%, 9/1/31 (AGM)	1,825,000	2,005,109

Stockton Unified School District GO, 5.00%, 8/1/29	3,485,000	3,950,561
Stockton Unified School District GO, 5.00%, 8/1/31	1,000,000	1,119,240
Stockton Unified School District GO, 5.00%, 8/1/42 (AGM)	430,000	468,808
Susanville Public Financing Authority Rev., 6.00%, 6/1/45	1,000,000	1,079,590
Sutter Union High School District GO, Capital Appreciation, 0.00%, 8/1/49 (BAM)(1)	2,225,000	475,149
Sweetwater Union High School District GO, 4.00%, 8/1/42	1,205,000	1,201,108
Tobacco Securitization Authority of Southern California Rev., (San Diego County Tobacco Asset Securitization Corp.), 5.00%, 6/1/37	500,000	454,005
Tuolumne Wind Project Authority Rev., 5.625%, 1/1/19, Prerefunded at 100% of Par(2)	1,200,000	1,306,452
Tustin Unified School District Special Tax, 6.00%, 9/1/20, Prerefunded at 100% of Par(2)	2,000,000	2,313,680
University of California Rev., 5.00%, 5/15/25	1,000,000	1,154,960
University of California Rev., VRDN, 5.00%, 5/15/23	2,000,000	2,336,720
Ventura County Community College District GO, 5.50%, 8/1/18, Prerefunded at 100% of Par(2)	3,000,000	3,217,260
West Contra Costa Unified School District GO, 4.00%, 8/1/46	1,000,000	979,510
Yosemite Community College District GO, Capital Appreciation, 0.00%, 8/1/38(1)	3,000,000	1,178,190
		320,089,656
Guam — 0.7%
Guam Government Power Authority Rev., 5.50%, 10/1/40	2,150,000	2,296,630
TOTAL INVESTMENT SECURITIES — 98.5% (Cost $304,242,669)		322,386,286
OTHER ASSETS AND LIABILITIES — 1.5%		5,027,007
TOTAL NET ASSETS — 100.0%		$327,413,293

FUTURES CONTRACTS
Contracts Sold		Expiration Date	Underlying Face Amount at Value ($)	Unrealized Appreciation (Depreciation) ($)
27	U.S. Treasury 10-Year Ultra Notes	March 2017	3,629,813	(4,504)

NOTES TO SCHEDULE OF INVESTMENTS
AGC	-	Assured Guaranty Corporation
AGM	-	Assured Guaranty Municipal Corporation
BAM	-	Build America Mutual Assurance Company
COP	-	Certificates of Participation
GA	-	Guaranty Agreement
GO	-	General Obligation
LOC	-	Letter of Credit
NATL	-	National Public Finance Guarantee Corporation
VRDN	-	Variable Rate Demand Note. Interest reset date is indicated. Rate shown is effective at the period end.
VRN	-	Variable Rate Note. Interest reset date is indicated. Rate shown is effective at the period end.

(1)	Security is a zero-coupon bond. Zero-coupon securities are issued at a substantial discount from their value at maturity.

(2)	Escrowed to maturity in U.S. government securities or state and local government securities.

(3)
Security was purchased pursuant to Rule 144A under the Securities Act of 1933 and may be sold in transactions exempt from registration, normally to qualified institutional investors. The aggregate value of these securities at the period end was $2,238,795, which represented 0.7% of total net assets.

(4)	Coupon rate adjusts periodically based upon a predetermined schedule. Interest reset date is indicated. Rate shown is effective at the period end.

SUPPLEMENTARY NOTES TO SCHEDULE OF INVESTMENTS

1. Investment Valuations

The fund determines the fair value of its investments and computes its net asset value per share at the close of regular trading (usually 4 p.m. Eastern time) on the New York Stock Exchange (NYSE) on each day the NYSE is open. The Board of Trustees has adopted valuation policies and procedures to guide the investment advisor in the fund’s investment valuation process and to provide methodologies for the oversight of the fund’s pricing function.

Fixed income securities are valued at the evaluated mean as provided by independent pricing services or at the mean of the most recent bid and asked prices as provided by investment dealers. Municipal securities are valued using market models that consider trade data, quotations from dealers and active market makers, relevant yield curve and spread data, creditworthiness, trade data or market information on comparable securities, and other relevant security specific information.

Open-end management investment companies are valued at the reported net asset value per share. Exchange-traded futures contracts are valued at the settlement price as provided by the appropriate clearing corporation.

If the fund determines that the market price for an investment is not readily available or the valuation methods mentioned above do not reflect an investment’s fair value, such investment is valued as determined in good faith by the Board of Trustees or its delegate, in accordance with policies and procedures adopted by the Board of Trustees. In its determination of fair value, the fund may review several factors including, but not limited to, market information regarding the specific investment or comparable investments and correlation with other investment types, futures indices or general market indicators. Circumstances that may cause the fund to use these procedures to value an investment include, but are not limited to: an investment has been declared in default or is distressed; trading in a security has been suspended during the trading day or a security is not actively trading on its principal exchange; prices received from a regular pricing source are deemed unreliable; or there is a foreign market holiday and no trading occurred.

The fund monitors for significant events occurring after the close of an investment’s primary exchange but before the fund’s net asset value per share is determined. Significant events may include, but are not limited to: corporate announcements and transactions; governmental action and political unrest that could impact a specific investment or an investment sector; or armed conflicts, natural disasters and similar events that could affect investments in a specific country or region.

2. Fair Value Measurements

The fund’s investments valuation process is based on several considerations and may use multiple inputs to determine the fair value of the investments held by the fund. In conformity with accounting principles generally accepted in the United States of America, the inputs used to determine a valuation are classified into three broad levels.

• Level 1 valuation inputs consist of unadjusted quoted prices in an active market for identical investments.

• Level 2 valuation inputs consist of direct or indirect observable market data (including quoted prices for comparable investments, evaluations of subsequent market events, interest rates, prepayment speeds, credit risk, etc.). These inputs also consist of quoted prices for identical investments initially expressed in local currencies that are adjusted through translation into U.S. dollars.

• Level 3 valuation inputs consist of unobservable data (including a fund’s own assumptions).

The level classification is based on the lowest level input that is significant to the fair valuation measurement. The valuation inputs are not necessarily an indication of the risks associated with investing in these securities or other financial instruments. There were no significant transfers between levels during the period.

As of period end, the fund’s investment securities and unrealized appreciation (depreciation) on futures contracts were classified as Level 2 and Level 1, respectively. The Schedule of Investments provides additional information on the fund’s portfolio holdings.

3. Federal Tax Information

As of November 30, 2016, the components of investments for federal income tax purposes were as follows:

Federal tax cost of investments	$304,242,669
Gross tax appreciation of investments	$22,499,442
Gross tax depreciation of investments	(4,355,825)
Net tax appreciation (depreciation) of investments	$18,143,617

The cost of investments for federal income tax purposes was the same as the cost for financial reporting purposes.

This schedule of investments provides information about the fund’s portfolio holdings as of the date on the schedule. It is unaudited, and American Century Investments assumes no obligation to update or supplement the schedule to reflect subsequent changes. More information is available in the fund’s most recent annual or semiannual shareholder report.

American Century Investments®
Quarterly Portfolio Holdings
California Tax-Free Money Market Fund
November 30, 2016

California Tax-Free Money Market - Schedule of Investments
NOVEMBER 30, 2016 (UNAUDITED)

	Shares/ Principal Amount ($)	Value ($)
MUNICIPAL SECURITIES — 99.7%
California — 99.7%
California Enterprise Development Authority Rev., (Community Hospice, Inc.), VRDN, 0.65%, 12/1/16 (LOC: Bank of Stockton and FHLB)	3,345,000	3,345,000
California Enterprise Development Authority Rev., (Humane Society Silicon Valley), VRDN, 0.65%, 12/1/16 (LOC: First Republic Bank and FHLB)	6,080,000	6,080,000
California Infrastructure & Economic Development Bank Rev., (All Sato Kreis Holding LLC), VRDN, 0.64%, 12/1/16 (LOC: Bank of the West)	600,000	600,000
California Infrastructure & Economic Development Bank Rev., (Bay Institute Aquarium Foundation), VRDN, 0.58%, 12/1/16 (LOC: Union Bank N.A. and FHLB)	2,520,000	2,520,000
California Infrastructure & Economic Development Bank Rev., (Catalina Island Museum), VRDN, 0.65%, 12/1/16 (LOC: Bank of the West)	960,000	960,000
California Infrastructure & Economic Development Bank Rev., (Columbia College), VRDN, 0.61%, 12/1/16 (LOC: Rabobank N.A. and Rabobank Nederland)	4,565,000	4,565,000
California Infrastructure & Economic Development Bank Rev., (Pacific Gas & Electric Co.), VRDN, 0.58%, 12/1/16 (LOC: Union Bank N.A.)	2,550,000	2,550,000
California Infrastructure & Economic Development Bank Rev., (South Malt Avenue Corp.), VRDN, 0.57%, 12/1/16 (LOC: City National Bank and FHLB)	1,335,000	1,335,000
California Infrastructure & Economic Development Bank Rev., VRDN, 0.65%, 12/1/16 (LOC: Union Bank N.A.)	2,030,000	2,030,000
California Municipal Finance Authority Rev., (Central Coast YMCA), VRDN, 0.60%, 12/1/16 (LOC: Pacific Capital Bank N.A. and FHLB)	4,450,000	4,450,000
California Municipal Finance Authority Rev., (High Desert Partnership In Academic Excellence Foundation, Inc.), VRDN, 0.65%, 12/1/16 (LOC: Union Bank N.A.)	2,000,000	2,000,000
California Statewide Communities Development Authority COP, VRDN, 0.59%, 12/7/16 (LOC: Union Bank N.A.)	770,000	770,000
California Statewide Communities Development Authority Rev., (Marvin & Bebe L Zigman), VRDN, 0.55%, 12/1/16 (LOC: Wells Fargo Bank N.A.)	1,800,000	1,800,000
Eastern Municipal Water District Rev., VRN, 0.64%, 12/1/16	5,000,000	5,000,000
Eastern Municipal Water District Rev., VRN, 0.72%, 12/1/16	5,500,000	5,500,000
Hesperia Public Financing Authority Rev., VRDN, 0.67%, 12/7/16 (LOC: Bank of the West)	605,000	605,000
Irvine Special Assessment, VRDN, 0.55%, 12/1/16 (LOC: U.S. Bank N.A.)	1,000,000	1,000,000
Irvine Special Assessment, VRDN, 0.55%, 12/1/16 (LOC: U.S. Bank N.A.)(1)	1,800,000	1,800,000
Irvine Special Assessment, VRDN, 0.55%, 12/1/16 (LOC: State Street Bank & Trust Co.)	1,100,000	1,100,000
Irvine Ranch Water District Special Assessment, VRN, 0.63%, 12/1/16	5,810,000	5,810,000
Irvine Ranch Water District Special Assessment, VRN, 0.63%, 12/1/16	1,925,000	1,925,000
Los Angeles GO, 3.00%, 6/29/17	1,500,000	1,519,880
Los Angeles County GO, 3.00%, 6/30/17	3,000,000	3,040,136
Metropolitan Water District of Southern California Rev., VRN, 0.67%, 12/1/16	3,200,000	3,200,000
Metropolitan Water District of Southern California Rev., VRN, 0.71%, 12/1/16	2,000,000	2,000,000
Metropolitan Water District of Southern California Rev., VRN, 0.71%, 12/1/16	2,300,000	2,300,000
Monterey Peninsula Water Management District COP, VRDN, 0.54%, 12/1/16 (LOC: Wells Fargo Bank N.A.)	2,370,000	2,370,000
Reedley COP, (Mennonite Brethren Homes, Inc.), VRDN, 0.70%, 12/1/16 (LOC: Bank of the Sierra and FHLB)	6,480,000	6,480,000
Riverside County GO, 3.00%, 6/30/17	4,000,000	4,053,260
Riverside Water Rev., VRN, 0.70%, 12/1/16	9,220,000	9,220,000
San Bernardino County Flood Control District Rev., VRDN, 0.57%, 12/1/16 (LOC: Bank of America N.A.)	3,000,000	3,000,000
San County Bernardino GO, 2.00%, 6/30/17	5,000,000	5,038,751
San Diego County Water Authority Financing Corp., 0.85%, 12/20/16	5,000,000	5,000,000
San Diego Unified School District GO, 2.00%, 6/30/17	3,000,000	3,024,461
San Francisco City & County Airport Comm-San Francisco International Airport Rev., VRDN, 0.53%, 12/7/16 (LOC: Wells Fargo Bank N.A.)	5,000,000	5,000,000

Santa Clara County Housing Authority Rev., (SR Fountains LP), VRDN, 0.60%, 12/1/16 (LOC: Citibank N.A.)	930,000	930,000
Sonoma County Junior College District GO, 3.00%, 8/1/17(2)	1,000,000	1,013,570
State of California GO, 5.00%, 2/1/17	2,000,000	2,015,132
Tender Option Bond Trust Receipts/Certificates Rev., VRDN, 0.63%, 12/1/16 (AGM)(LIQ FAC: JPMorgan Chase Bank N.A.)(1)	6,590,000	6,590,000
Tender Option Bond Trust Receipts/Certificates Rev., VRDN, 0.64%, 12/1/16 (LIQ FAC: Bank of America N.A.)(1)	5,000,000	5,000,000
Tender Option Bond Trust Receipts/Certificates Rev., VRDN, 0.65%, 12/1/16 (LIQ FAC: JPMorgan Chase Bank N.A.)(1)	4,745,000	4,745,000
Tender Option Bond Trust Receipts/Certificates Rev., VRDN, 0.67%, 12/1/16 (LIQ FAC: JPMorgan Chase Bank N.A.)(1)	3,750,000	3,750,000
Town of Apple Valley COP, VRDN, 0.65%, 12/1/16 (LOC: Union Bank N.A.)	1,125,000	1,125,000
Town of Hillsborough COP, VRDN, 0.59%, 12/1/16 (SBBPA: Bank of the West)	3,880,000	3,880,000
University of California Rev., VRDN, 0.53%, 12/1/16	3,000,000	3,000,000
Victorville Joint Powers Finance Authority Rev., VRDN, 1.15%, 12/1/16 (LOC: BNP Paribas)	14,015,000	14,015,000
Yolo County Rev., (Beckett Hall, Inc.), VRDN, 0.79%, 12/1/16 (LOC: Bank of the West)	7,410,000	7,410,000
TOTAL INVESTMENT SECURITIES — 99.7%		164,465,190
OTHER ASSETS AND LIABILITIES — 0.3%		434,769
TOTAL NET ASSETS — 100.0%		$164,899,959

NOTES TO SCHEDULE OF INVESTMENTS
AGM	-	Assured Guaranty Municipal Corporation
COP	-	Certificates of Participation
FHLB	-	Federal Home Loan Bank
GO	-	General Obligation
LIQ FAC	-	Liquidity Facilities
LOC	-	Letter of Credit
SBBPA	-	Standby Bond Purchase Agreement
VRDN	-	Variable Rate Demand Note. Interest reset date is indicated. Rate shown is effective at the period end.
VRN	-	Variable Rate Note. Interest reset date is indicated. Rate shown is effective at the period end.

(1)
Security was purchased pursuant to Rule 144A under the Securities Act of 1933 and may be sold in transactions exempt from registration, normally to qualified institutional investors. The aggregate value of these securities at the period end was $21,885,000, which represented 13.3% of total net assets.

(2)	When-issued security. The issue price and yield are fixed on the date of the commitment, but payment and delivery are scheduled for a future date.

SUPPLEMENTARY NOTES TO SCHEDULE OF INVESTMENTS

1. Investment Valuations

The fund determines the fair value of its investments and computes its net asset value (NAV) per share at the close of regular trading (usually 4 p.m. Eastern time) on the New York Stock Exchange (NYSE) on each day the NYSE is open. Investments are generally valued at amortized cost, which approximates fair value. Open-end management investment companies are valued at the reported NAV per share. If the fund determines that the valuation methods do not reflect an investment’s fair value, such investment is valued as determined in good faith by the Board of Trustees or its delegate, in accordance with policies and procedures adopted by the Board of Trustees.

2. Fair Value Measurements

The fund’s investments valuation process is based on several considerations and may use multiple inputs to determine the fair value of the investments held by the fund. In conformity with accounting principles generally accepted in the United States of America, the inputs used to determine a valuation are classified into three broad levels.

• Level 1 valuation inputs consist of unadjusted quoted prices in an active market for identical investments.

• Level 2 valuation inputs consist of direct or indirect observable market data (including quoted prices for comparable investments, evaluations of subsequent market events, interest rates, prepayment speeds, credit risk, etc.). These inputs also consist of quoted prices for identical investments initially expressed in local currencies that are adjusted through translation into U.S. dollars.

• Level 3 valuation inputs consist of unobservable data (including a fund’s own assumptions).

The level classification is based on the lowest level input that is significant to the fair valuation measurement. The valuation inputs are not necessarily an indication of the risks associated with investing in these securities or other financial instruments. There were no significant transfers between levels during the period.

As of period end, the fund’s investment securities were classified as Level 2. The Schedule of Investments provides additional information on the fund’s portfolio holdings.

3. Federal Tax Information

As of November 30, 2016, the cost of investments for federal income tax purposes was the same as the cost for financial reporting purposes.

Federal tax cost of investments	$164,465,190

This schedule of investments provides information about the fund’s portfolio holdings as of the date on the schedule. It is unaudited, and American Century Investments assumes no obligation to update or supplement the schedule to reflect subsequent changes. More information is available in the fund’s most recent annual or semiannual shareholder report.

ITEM 2. CONTROLS AND PROCEDURES.

(a)
The registrant’s principal executive officer and principal financial officer have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940) are effective based on their evaluation of these controls and procedures as of a date within 90 days of the filing date of this report.

(b)
There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940) that occurred during the registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

ITEM 3. EXHIBITS.

Separate certifications by the registrant’s principal executive officer and principal financial officer, pursuant to Section 302 of the Sarbanes-Oxley Act of 2002 and Rule 30a-2(a) under the Investment Company Act of 1940, are filed and attached hereto as Exhibit 99.CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant:	American Century California Tax-Free and Municipal Funds

By:	/s/ Jonathan S. Thomas
	Name:	Jonathan S. Thomas
	Title:	President

Date:	January 26, 2017

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Jonathan S. Thomas
	Name:	Jonathan S. Thomas
	Title:	President
(principal executive officer)

Date:	January 26, 2017

By:	/s/ C. Jean Wade
	Name:	C. Jean Wade
	Title:	Vice President, Treasurer, and
Chief Financial Officer
(principal financial officer)

Date:	January 26, 2017